Schedule of Investments (Unaudited) June 30, 2022

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 98.7% ‡
China — 98.7%
Communication Services — 1.6%
37 Interactive Entertainment Network Technology Group, Cl A	16,600	$52,566
China South Publishing & Media Group, Cl A	8,900	12,532
Chinese Universe Publishing and Media Group, Cl A	8,500	12,666
Perfect World, Cl A	14,500	31,080
		108,844
Consumer Discretionary — 12.5%
Chow Tai Seng Jewellery, Cl A	5,400	12,509
Gree Electric Appliances of Zhuhai, Cl A	56,700	285,183
Guangzhou Automobile Group, Cl A	27,100	61,604
Hisense Home Appliances Group, Cl A	5,600	11,844
Huayu Automotive Systems, Cl A	19,700	67,584
KingClean Electric, Cl A	1,400	5,269
Midea Group, Cl A	36,300	326,983
Rainbow Digital Commercial, Cl A	6,000	6,381
Wanxiang Qianchao, Cl A	16,600	14,708
Wuchan Zhongda Group, Cl A	38,900	29,766
Zhejiang Wanfeng Auto Wheel, Cl A *	19,100	15,299
		837,130
Consumer Staples — 10.9%
Anhui Kouzi Distillery, Cl A	4,500	39,340
Anhui Yingjia Distillery, Cl A	3,000	29,149
Bright Dairy & Food, Cl A	8,600	16,202
Heilongjiang Agriculture, Cl A	8,900	19,594
Henan Shuanghui Investment & Development, Cl A	21,600	94,401
Inner Mongolia Yili Industrial Group, Cl A	57,300	332,901
Jiangsu Yanghe Brewery JSC, Cl A	7,400	202,158
		733,745
Energy — 8.0%
China Shenhua Energy, Cl A	41,100	204,145
Inner Mongolia Dian Tou Energy, Cl A	9,600	20,506
Pingdingshan Tianan Coal Mining, Cl A	14,700	29,798
Shaanxi Coal Industry, Cl A	48,300	152,590
Shan Xi Hua Yang Group New Energy, Cl A	15,000	34,590
Shanxi Lu’an Environmental Energy Development, Cl A	15,000	32,711
Yankuang Energy Group, Cl A	11,200	65,955
		540,295
Financials — 28.6%
Agricultural Bank of China, Cl A	437,800	197,213
Bank of China, Cl A	262,800	127,790
Bank of Communications, Cl A	342,600	254,489
China Construction Bank, Cl A	83,800	75,748
China Merchants Bank, Cl A	56,100	353,125

Schedule of Investments (Unaudited) June 30, 2022

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Industrial & Commercial Bank of China, Cl A	437,000	$310,923
Industrial Bank, Cl A	107,100	317,904
Postal Savings Bank of China, Cl A	135,600	109,019
Shanghai Pudong Development Bank, Cl A	146,300	174,795
		1,921,006
Health Care — 2.9%
Anhui Anke Biotechnology Group, Cl A	14,300	21,565
China Animal Healthcare * (A)	4,000	—
Hubei Jumpcan Pharmaceutical, Cl A	4,300	17,420
Shandong Buchang Pharmaceuticals, Cl A	7,100	20,874
Tibet Rhodiola Pharmaceutical Holding, Cl A	1,500	9,287
Tonghua Dongbao Pharmaceutical, Cl A	20,600	31,772
Yunnan Baiyao Group, Cl A	8,800	79,268
Zhejiang Orient Gene Biotech, Cl A	972	16,543
		196,729
Industrials — 9.5%
China Meheco, Cl A	9,240	20,425
China State Construction Engineering, Cl A	261,500	207,509
Jiangsu Guotai International Group, Cl A	11,700	18,761
Jingjin Equipment, Cl A	3,500	16,189
Metallurgical Corp of China, Cl A	89,000	46,463
Shanghai International Port Group, Cl A	43,600	37,915
Sinoma International Engineering, Cl A	13,900	20,091
Sinotrans, Cl A	19,700	11,401
Suzhou SLAC Precision Equipment, Cl A	3,500	8,181
Tian Di Science & Technology, Cl A	20,600	14,687
Xiamen C & D, Cl A	21,500	41,915
Xiamen ITG Group, Cl A	18,500	20,696
Xiamen Xiangyu, Cl A	13,500	17,700
Xinjiang Goldwind Science & Technology, Cl A	34,400	75,940
Zhejiang Chint Electrics, Cl A	13,400	71,515
Zhejiang Communications Technology	9,400	9,759
		639,147
Information Technology — 1.9%
Avary Holding Shenzhen, Cl A	8,700	39,203
China Railway Signal & Communication, Cl A	32,244	21,787
Digital China Group, Cl A	5,700	12,940
Hanergy Thin Film Power Group * (A)	65,064	—
Lakala Payment, Cl A *	4,900	13,931
Universal Scientific Industrial Shanghai, Cl A	8,300	17,778
Wuxi Taiji Industry, Cl A	18,300	20,145
		125,784
Materials — 8.6%
Anhui Jinhe Industrial, Cl A	4,300	27,791
Bluestar Adisseo, Cl A	4,900	7,002

Schedule of Investments (Unaudited) June 30, 2022

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Jushi, Cl A	29,928	$77,719
China Lumena New Materials * (A)	718	—
Huaibei Mining Holdings, Cl A	12,300	26,713
LB Group, Cl A	14,900	44,561
Liao Ning Oxiranchem, Cl A	4,200	7,342
Luxi Chemical Group, Cl A	14,300	36,880
Shandong Dongyue Organosilicon Material, Cl A	4,400	12,063
Shenzhen Jinjia Group, Cl A	12,900	20,627
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	31,900	21,222
Tianhe Chemicals Group * (A)	40,000	—
Valiant	6,900	21,469
Xinyu Iron & Steel, Cl A	23,900	17,967
Zhejiang Jiahua Energy Chemical Industry, Cl A	12,400	20,087
Zijin Mining Group, Cl A	171,100	238,114
		579,557
Real Estate — 6.3%
China Vanke, Cl A	84,900	259,606
Financial Street Holdings, Cl A	14,900	13,224
Gemdale, Cl A	28,100	56,332
Seazen Holdings, Cl A *	11,200	42,483
Zhejiang China Commodities City Group, Cl A	34,200	28,414
Zhuhai Huafa Properties, Cl A	21,200	23,938
		423,997
Utilities — 7.9%
CGN Power, Cl A	147,100	61,436
China National Nuclear Power, Cl A	117,500	120,230
China Yangtze Power, Cl A	96,200	331,754
Fujian Funeng, Cl A	7,100	14,901
		528,321
TOTAL CHINA		6,634,555

TOTAL COMMON STOCK
(Cost $6,509,916)		6,634,555

TOTAL INVESTMENTS — 98.7%
(Cost $6,509,916)		6,634,555
OTHER ASSETS LESS LIABILITIES – 1.3%		85,350
NET ASSETS - 100%		$6,719,905

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

JSC — Joint-Stock Company

Schedule of Investments (Unaudited) June 30, 2022

KraneShares CICC China Leaders 100 Index ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China
Communication Services	$108,844	$—	$—		$108,844
Consumer Discretionary	775,526	61,604	—		837,130
Consumer Staples	733,745	—	—		733,745
Energy	540,295	—	—		540,295
Financials	1,921,006	—	—		1,921,006
Health Care	196,729	—	—	‡‡	196,729
Industrials	639,147	—	—		639,147
Information Technology	125,784	—	—	‡‡	125,784
Materials	559,470	20,087	—	‡‡	579,557
Real Estate	423,997	—	—		423,997
Utilities	528,321	—	—		528,321
Total Common Stock	6,552,864	81,691	—		6,634,555
Total Investments in Securities	$6,552,864	$81,691	$—		$6,634,555

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-1800

Schedule of Investments (Unaudited) June 30, 2022

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
China — 99.2%
Communication Services — 38.6%
Autohome ADR	2,589,028	$101,826,471
Baidu, Cl A *	17,651,334	334,043,558
Bilibili, Cl Z *	10,840,244	277,673,369
China Literature *	20,158,000	97,361,166
Hello Group ADR *	5,819,056	29,386,233
HUYA ADR *	3,397,268	13,181,400
iQIYI ADR * (A)	14,184,826	59,576,269
JOYY ADR	1,894,244	56,562,126
Kanzhun ADR *	11,871,541	311,984,098
Kingsoft	43,017,000	167,749,278
Kuaishou Technology, Cl B *	27,815,200	309,808,076
NetEase	23,489,105	431,349,764
Tencent Holdings	16,687,275	753,664,833
Tencent Music Entertainment Group ADR *	23,442,567	117,681,686
Weibo ADR *	2,900,010	67,077,231
XD * (A)	11,423,400	29,770,615
Zhihu ADR * (A)	20,615,767	36,902,223
		3,195,598,396
Consumer Discretionary — 44.5%
Alibaba Group Holding *	57,779,664	823,956,365
Alibaba Health Information Technology *	207,686,000	142,922,333
Dada Nexus ADR *	3,374,214	27,364,875
JD Health International *	48,276,900	378,674,924
JD.com, Cl A *	18,319,640	590,191,737
Meituan, Cl B *	25,152,700	622,490,820
Pinduoduo ADR *	5,589,540	345,433,572
Ping An Healthcare and Technology * (A)	22,044,100	65,315,228
TAL Education Group ADR *	15,481,811	75,396,420
Tongcheng Travel Holdings *	51,613,000	111,027,525
Trip.com Group *	12,121,450	342,313,041
Vipshop Holdings ADR *	15,941,995	157,666,331
		3,682,753,171
Financials — 4.2%
360 DigiTech ADR	3,677,740	63,624,902
Lufax Holding ADR	31,431,072	188,586,432
ZhongAn Online P&C Insurance, Cl H * (A)	28,263,100	92,025,845
		344,237,179
Health Care — 0.4%
Yidu Tech * (A)	22,772,100	27,163,020

Industrials — 4.1%
Full Truck Alliance ADR *	37,603,686	340,689,395

Information Technology — 3.0%
Agora ADR *	3,315,139	21,780,463

Schedule of Investments (Unaudited) June 30, 2022

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Chindata Group Holdings ADR *	6,290,878	$48,817,213
Kingsoft Cloud Holdings ADR * (A)	5,008,870	22,289,472
Ming Yuan Cloud Group Holdings (A)	45,512,000	72,847,504
Vnet Group ADR *	4,739,177	28,624,629
Weimob * (A)	81,455,000	55,639,299
		249,998,580
Real Estate — 4.4%
KE Holdings ADR *	20,343,066	365,158,035
TOTAL CHINA		8,205,597,776

Hong Kong — 0.6%
Communication Services — 0.6%
Alibaba Pictures Group *	508,654,000	49,912,843
TOTAL HONG KONG		49,912,843

TOTAL COMMON STOCK
(Cost $10,068,290,124)		8,255,510,619

SHORT-TERM INVESTMENT — 1.3%
Invesco Government & Agency Portfolio, Cl Institutional, 1.380% (B)(C)	108,032,403	108,032,403
TOTAL SHORT-TERM INVESTMENT
(Cost $108,032,403)		108,032,403

TOTAL INVESTMENTS — 101.1%
(Cost $10,176,322,527)		8,363,543,022
OTHER ASSETS LESS LIABILITIES – (1.1)%		(89,478,108)
NET ASSETS - 100%		$8,274,064,914

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $98,703,431.
(B)	The rate shown is the 7-day effective yield as of June 30, 2022.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2022 was $108,032,403.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-1800

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.5% ‡
China — 99.5%
Communication Services — 1.1%
China United Network Communications, Cl A	7,371,500	$3,804,390
Focus Media Information Technology, Cl A	3,435,602	3,448,823
		7,253,213
Consumer Discretionary — 7.2%
BYD, Cl A	540,069	26,864,893
China Tourism Group Duty Free, Cl A	581,532	20,204,684
		47,069,577
Consumer Staples — 16.7%
Foshan Haitian Flavouring & Food, Cl A	539,197	7,267,358
Inner Mongolia Yili Industrial Group, Cl A	894,812	5,198,671
Jiangsu Yanghe Brewery JSC, Cl A	210,718	5,756,541
Kweichow Moutai, Cl A	175,589	53,560,381
Luzhou Laojiao, Cl A	205,746	7,566,095
Muyuan Foods, Cl A	735,745	6,065,545
Shanxi Xinghuacun Fen Wine Factory, Cl A	170,416	8,256,185
Wuliangye Yibin, Cl A	542,679	16,345,451
		110,016,227
Energy — 2.7%
China Petroleum & Chemical, Cl A	6,734,784	4,098,613
China Shenhua Energy, Cl A	1,397,447	6,941,169
Shaanxi Coal Industry, Cl A	2,053,960	6,488,898
		17,528,680
Financials — 17.2%
Agricultural Bank of China, Cl A	15,909,107	7,166,478
Bank of Communications, Cl A	7,345,899	5,456,666
Bank of Ningbo, Cl A	1,236,878	6,606,694
China Merchants Bank, Cl A	3,860,758	24,301,779
China Pacific Insurance Group, Cl A	1,281,114	4,496,377
CITIC Securities, Cl A	2,280,147	7,366,723
East Money Information, Cl A	2,469,396	9,355,724
Industrial & Commercial Bank of China, Cl A	11,756,326	8,364,559
Industrial Bank, Cl A	3,887,922	11,540,474
Ping An Bank, Cl A	3,626,446	8,103,005
Ping An Insurance Group of China, Cl A	2,027,398	14,119,390
Shanghai Pudong Development Bank, Cl A	5,493,346	6,563,304
		113,441,173
Health Care — 9.1%
Aier Eye Hospital Group, Cl A	1,420,759	9,487,691
Chongqing Zhifei Biological Products, Cl A	421,070	6,972,194
Jiangsu Hengrui Medicine, Cl A	1,676,239	9,273,545
Shenzhen Mindray Bio-Medical Electronics, Cl A	319,894	14,944,483
WuXi AppTec, Cl A	673,782	10,451,149

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhangzhou Pientzehuang Pharmaceutical, Cl A	158,650	$8,441,755
		59,570,817
Industrials — 16.0%
China State Construction Engineering, Cl A	14,113,900	11,199,838
Contemporary Amperex Technology, Cl A *	784,253	62,466,976
COSCO SHIPPING Holdings, Cl A	4,252,930	8,817,715
Eve Energy, Cl A	638,070	9,279,530
SF Holding, Cl A	1,647,059	13,711,160
		105,475,219
Information Technology — 13.4%
BOE Technology Group, Cl A	21,287,745	12,510,622
LONGi Green Energy Technology, Cl A	4,300,758	42,743,285
Luxshare Precision Industry, Cl A	4,013,156	20,226,805
Will Semiconductor Shanghai, Cl A	496,989	12,826,886
		88,307,598
Materials — 11.4%
Anhui Conch Cement, Cl A	2,333,905	12,281,878
Wanhua Chemical Group, Cl A	1,832,036	26,504,157
Yunnan Energy New Material, Cl A	520,769	19,454,461
Zijin Mining Group, Cl A	12,015,905	16,722,114
		74,962,610
Real Estate — 1.9%
China Vanke, Cl A	1,993,699	6,096,303
Poly Developments and Holdings Group, Cl A	2,453,977	6,390,984
		12,487,287
Utilities — 2.8%
China Three Gorges Renewables Group, Cl A	5,048,400	4,736,499
China Yangtze Power, Cl A	4,018,394	13,857,771
		18,594,270
TOTAL CHINA		654,706,671

TOTAL COMMON STOCK
(Cost $695,308,794)		654,706,671

TOTAL INVESTMENTS — 99.5%
(Cost $695,308,794)		654,706,671
OTHER ASSETS LESS LIABILITIES – 0.5%		3,253,265
NET ASSETS - 100%		$657,959,936

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

JSC — Joint-Stock Company

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Bosera MSCI China A Share ETF

As of June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-1700

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Bloomberg China Bond Inclusion Index ETF

	Face Amount (A)	Value
GLOBAL BONDS — 64.5%
China — 64.5%
Agricultural Development Bank of China
3.350%, 03/24/2026	$930,000	$141,415
3.060%, 08/05/2023	3,500,000	527,158
China Development Bank
4.040%, 04/10/2027	1,650,000	258,435
4.040%, 07/06/2028	1,650,000	259,992
3.430%, 01/14/2027	3,450,000	525,781
3.300%, 03/03/2026	2,360,000	358,759
3.090%, 06/18/2030	820,000	121,892
China Government Bond
4.080%, 10/22/2048	1,190,000	199,317
4.050%, 07/24/2047	930,000	154,062
3.530%, 10/18/2051	2,700,000	417,525
3.390%, 03/16/2050	1,560,000	232,643
3.290%, 05/23/2029	1,600,000	246,117
3.020%, 10/22/2025	2,500,000	378,769
2.910%, 10/14/2028	4,000,000	599,307
2.840%, 04/08/2024	2,600,000	391,800
2.800%, 03/24/2029	4,100,000	610,768
2.750%, 02/17/2032	4,000,000	591,017
2.680%, 05/21/2030	1,800,000	264,206
2.470%, 09/02/2024	3,800,000	568,566
2.370%, 01/20/2027	4,000,000	589,331
2.280%, 03/17/2024	4,000,000	596,850
2.260%, 02/24/2025	3,000,000	445,428
1.990%, 04/09/2025	1,710,000	251,812
Export-Import Bank of China
3.860%, 05/20/2029	1,030,000	161,068
3.230%, 03/23/2030	1,160,000	174,202
3.180%, 03/11/2032	1,000,000	149,630
2.930%, 03/02/2025	1,240,000	186,433
		9,402,283
TOTAL GLOBAL BONDS
(Cost $9,797,110)		9,402,283

CORPORATE OBLIGATIONS — 21.0%
CHINA — 17.9%
Basic Materials — 4.1%
China Baowu Steel Group, MTN
2.370%, 05/22/2023	4,000,000	596,007

Energy — 4.1%
China National Petroleum, MTN
3.510%, 07/09/2022	4,000,000	596,866

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Bloomberg China Bond Inclusion Index ETF

	Face Amount (A)	Value
CORPORATE OBLIGATIONS — continued
Financials — 4.1%
CITIC Securities
3.580%, 07/25/2022	4,000,000	$597,217

Utilities — 5.6%
China Southern Power Grid, MTN
3.300%, 01/17/2023	1,500,000	224,964
State Power Investment, MTN
3.550%, 10/22/2022	4,000,000	599,282
		824,246
TOTAL CHINA		2,614,336

SUPRANATIONAL — 3.1%
Government — 3.1%
New Development Bank
2.450%, 01/27/2025	3,000,000	444,222
TOTAL CORPORATE OBLIGATIONS
(Cost $3,167,259)		3,058,558

TOTAL INVESTMENTS — 85.5%
(Cost $12,964,369)		12,460,841
OTHER ASSETS LESS LIABILITIES – 14.5%		2,117,615
NET ASSETS - 100%		$14,578,456

(A)	In CNY unless otherwise indicated.

MTN — Medium Term Note

As of June 30, 2022, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-004-1600

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.1% ‡
China — 98.5%
Communication Services — 10.2%
Autohome ADR	416	$16,361
Baidu, Cl A *	5,350	101,246
Bilibili, Cl Z *	1,020	26,127
Focus Media Information Technology, Cl A	10,700	10,741
iQIYI ADR *	824	3,461
JOYY ADR	163	4,867
Kingsoft	11,600	45,236
Oriental Pearl Group, Cl A	14,440	15,400
Tencent Holdings	12,258	553,621
Tencent Music Entertainment Group ADR *	933	4,684
Weibo ADR *	151	3,493
		785,237
Consumer Discretionary — 24.8%
Alibaba Group Holding *	33,324	475,211
Alibaba Health Information Technology *	14,000	9,634
ANTA Sports Products	3,400	41,769
Brilliance China Automotive Holdings * (A)	28,000	20,803
BYD, Cl A	1,700	84,564
BYD, Cl H	2,500	100,039
China Grand Automotive Services Group, Cl A *	5,100	1,985
China Tourism Group Duty Free, Cl A	1,800	62,539
Chongqing Changan Automobile, Cl A	22,438	57,968
Dongfeng Motor Group, Cl H	12,000	9,114
Fuyao Glass Industry Group, Cl A	6,600	41,160
Geely Automobile Holdings	17,000	38,649
Great Wall Motor, Cl H	14,000	28,796
Guangzhou Automobile Group, Cl H	14,000	13,542
Haier Smart Home, Cl A	6,700	27,443
Haier Smart Home, Cl H	9,200	34,059
Huayu Automotive Systems, Cl A	3,700	12,694
Huazhu Group ADR *	626	23,851
JD.com, Cl A *	3,722	119,903
Li Auto ADR *	2,565	98,265
Meituan, Cl B *	8,800	217,786
New Oriental Education & Technology Group *	4,700	9,476
NIO ADR *	3,682	79,973
Pinduoduo ADR *	911	56,300
SAIC Motor, Cl A	5,857	15,559
Shenzhen Overseas Chinese Town, Cl A	22,000	21,297
Shenzhou International Group Holdings	3,000	36,339
TAL Education Group ADR *	903	4,398
Trip.com Group ADR *	1,551	42,575
Vipshop Holdings ADR *	1,478	14,617
XPeng ADR, Cl A *	1,731	54,942

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yum China Holdings	975	$47,287
		1,902,537
Consumer Staples — 10.3%
Anhui Gujing Distillery, Cl A	1,000	37,239
China Mengniu Dairy	10,000	49,892
China Resources Beer Holdings	4,000	29,821
Foshan Haitian Flavouring & Food, Cl A	3,879	52,279
Guangdong Haid Group, Cl A	4,000	35,804
Henan Shuanghui Investment & Development, Cl A	4,000	17,482
Inner Mongolia Yili Industrial Group, Cl A	6,100	35,440
Jiangsu Yanghe Brewery JSC, Cl A	1,300	35,514
Kweichow Moutai, Cl A	800	244,026
Luzhou Laojiao, Cl A	1,800	66,193
Muyuan Foods, Cl A	6,902	56,901
New Hope Liuhe, Cl A *	10,800	24,647
Shanxi Xinghuacun Fen Wine Factory, Cl A	1,260	61,044
Tingyi Cayman Islands Holding	10,000	17,128
Want Want China Holdings	18,000	15,644
Yonghui Superstores, Cl A	11,800	7,533
		786,587
Energy — 2.9%
China Oilfield Services, Cl H	12,000	11,760
China Petroleum & Chemical, Cl A	37,500	22,822
China Petroleum & Chemical, Cl H	76,500	34,414
China Shenhua Energy, Cl H	9,000	25,806
Offshore Oil Engineering, Cl A	14,300	8,852
PetroChina, Cl A	12,900	10,198
PetroChina, Cl H	57,984	27,636
Shaanxi Coal Industry, Cl A	9,600	30,328
Shanxi Lu’an Environmental Energy Development, Cl A	6,000	13,084
Yankuang Energy Group, Cl H	12,000	37,620
		222,520
Financials — 20.7%
Agricultural Bank of China, Cl A	53,100	23,920
Agricultural Bank of China, Cl H	84,397	31,836
AVIC Industry-Finance Holdings, Cl A	17,300	8,928
Bank of Beijing, Cl A	22,600	15,304
Bank of China, Cl A	27,700	13,470
Bank of China, Cl H	193,396	77,142
Bank of Communications, Cl A	35,200	26,147
Bank of Communications, Cl H	25,000	17,268
Bank of Hangzhou, Cl A	11,500	25,696
Bank of Jiangsu, Cl A	17,900	19,010
Bank of Nanjing, Cl A	11,300	17,563
Bank of Ningbo, Cl A	5,800	30,980
Bank of Shanghai, Cl A	14,904	14,561

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Changjiang Securities, Cl A	16,700	$14,772
China Cinda Asset Management, Cl H	82,504	12,932
China CITIC Bank, Cl H	25,000	11,183
China Construction Bank, Cl A	9,500	8,587
China Construction Bank, Cl H	223,000	149,767
China Everbright Bank, Cl A	44,200	19,845
China Galaxy Securities, Cl H	30,500	17,608
China Life Insurance, Cl H	18,483	32,175
China Merchants Bank, Cl A	14,500	91,271
China Merchants Bank, Cl H	11,000	73,595
China Merchants Securities, Cl A	7,800	16,765
China Minsheng Banking, Cl A	40,800	22,639
China Minsheng Banking, Cl H	23,500	8,385
China Pacific Insurance Group, Cl A	4,300	15,092
China Pacific Insurance Group, Cl H	8,600	21,021
China Taiping Insurance Holdings	5,000	6,168
CITIC Securities, Cl A	12,845	41,500
CITIC Securities, Cl H	8,100	18,106
Everbright Securities, Cl A	8,400	19,746
Far East Horizon	11,000	9,224
Founder Securities, Cl A	13,600	13,612
GF Securities, Cl A	8,000	22,314
GF Securities, Cl H	12,000	15,874
Guosen Securities, Cl A	8,800	12,562
Guotai Junan Securities, Cl A	6,600	14,964
Haitong Securities, Cl A	10,200	14,925
Huatai Securities, Cl A	9,700	20,545
Huatai Securities, Cl H	7,400	10,977
Huaxia Bank, Cl A	14,900	11,579
Industrial & Commercial Bank of China, Cl A	54,100	38,492
Industrial & Commercial Bank of China, Cl H	172,441	102,406
Industrial Bank, Cl A	16,300	48,383
Industrial Securities, Cl A *	22,169	23,312
New China Life Insurance, Cl A	1,800	8,643
New China Life Insurance, Cl H	2,900	8,149
Orient Securities, Cl A	11,400	17,361
People’s Insurance Group of China, Cl H	24,452	7,479
PICC Property & Casualty, Cl H	21,510	22,368
Ping An Bank, Cl A	15,991	35,731
Ping An Insurance Group of China, Cl A	8,200	57,107
Ping An Insurance Group of China, Cl H	15,000	101,982
Shanghai Pudong Development Bank, Cl A	23,200	27,719
Shenwan Hongyuan Group, Cl A	26,300	16,829
		1,585,519
Health Care — 6.0%
3SBio	6,000	4,771
BeiGene ADR *	172	27,838

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Beijing Tongrentang, Cl A	1,544	$12,178
Changchun High & New Technology Industry Group, Cl A	1,000	34,817
China Medical System Holdings	7,000	10,919
China Traditional Chinese Medicine Holdings	14,000	8,653
CSPC Pharmaceutical Group	33,520	33,277
Dong-E-E-Jiao, Cl A	2,400	13,228
Genscript Biotech *	10,000	36,256
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	1,900	8,953
Huadong Medicine, Cl A	2,280	15,358
Hualan Biological Engineering, Cl A	4,880	16,596
Hutchmed China ADR *	810	10,238
Jiangsu Hengrui Medicine, Cl A	4,616	25,537
Meinian Onehealth Healthcare Holdings, Cl A *	5,060	4,204
Shanghai Fosun Pharmaceutical Group, Cl A	3,100	20,387
Shanghai Fosun Pharmaceutical Group, Cl H	2,500	9,255
Shanghai Pharmaceuticals Holding, Cl A	6,000	16,181
Sichuan Kelun Pharmaceutical, Cl A	1,100	3,068
Sinopharm Group, Cl H	4,800	11,635
Tasly Pharmaceutical Group, Cl A	1,500	2,352
Tonghua Dongbao Pharmaceutical, Cl A	9,800	15,115
Wuxi Biologics Cayman *	5,500	50,325
Yunnan Baiyao Group, Cl A	1,540	13,872
Zai Lab ADR *	161	5,584
Zhangzhou Pientzehuang Pharmaceutical, Cl A	500	26,605
Zhejiang NHU, Cl A	5,632	19,162
		456,364
Industrials — 6.4%
AECC Aviation Power, Cl A	3,100	21,044
AVIC Electromechanical Systems, Cl A	5,200	9,579
Beijing Capital International Airport, Cl H *	10,000	6,818
China Conch Venture Holdings	6,000	13,075
China Eastern Airlines, Cl A *	19,700	16,132
China Energy Engineering	64,237	22,708
China Everbright Environment Group	12,323	7,271
China Merchants Port Holdings	11,852	20,149
China Railway Group, Cl H	18,000	11,125
China Southern Airlines, Cl A *	18,600	20,281
CITIC	9,780	9,908
COSCO SHIPPING Holdings, Cl A	19,620	40,679
Daqin Railway, Cl A	12,400	12,189
Fosun International	9,000	8,315
Guangzhou Baiyun International Airport, Cl A *	13,000	28,912
Jiangsu Expressway, Cl H	12,000	12,081
Metallurgical Corp of China, Cl A	32,600	17,019
Power Construction Corp of China, Cl A	14,900	17,491
Sany Heavy Industry, Cl A	10,800	30,704
Shanghai International Airport, Cl A *	1,200	10,149

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shanghai International Port Group, Cl A	10,000	$8,696
Shenzhen International Holdings	11,923	11,730
Weichai Power, Cl A	13,688	25,460
Xinjiang Goldwind Science & Technology, Cl A	8,449	18,652
Yutong Bus, Cl A	12,644	16,314
Zhejiang Chint Electrics, Cl A	3,000	16,011
Zhuzhou CRRC Times Electric, Cl H	2,400	11,836
Zoomlion Heavy Industry Science and Technology, Cl A	12,900	11,853
ZTO Express Cayman ADR *	1,135	31,156
		487,337
Information Technology — 5.8%
AAC Technologies Holdings	3,000	6,905
Aisino, Cl A	1,600	2,611
BOE Technology Group, Cl A	38,300	22,509
DHC Software, Cl A	7,100	6,693
GDS Holdings, Cl A *	1,600	6,739
Hanergy Thin Film Power Group * (A)	4,364	—
Hengtong Optic-electric, Cl A	2,600	5,639
Iflytek, Cl A	2,500	15,371
Kingboard Holdings	3,500	13,247
Kingdee International Software Group *	12,000	28,138
Lenovo Group	24,000	22,419
LONGi Green Energy Technology, Cl A	7,829	77,807
Luxshare Precision Industry, Cl A	9,474	47,750
NavInfo, Cl A	5,400	12,138
OFILM Group, Cl A *	4,582	4,586
Sanan Optoelectronics, Cl A	11,000	40,330
Sunny Optical Technology Group	2,300	37,488
Tianma Microelectronics, Cl A	5,200	7,733
TravelSky Technology, Cl H	5,000	9,711
Unigroup Guoxin Microelectronics, Cl A	1,300	36,788
Yonyou Network Technology, Cl A	4,325	14,006
Zhejiang Dahua Technology, Cl A	4,200	10,287
ZTE, Cl H	6,000	13,977
		442,872
Materials — 4.5%
Anhui Conch Cement, Cl A	3,000	15,787
Anhui Conch Cement, Cl H	3,000	12,999
Baoshan Iron & Steel, Cl A	22,900	20,563
BBMG, Cl A	21,800	9,007
China National Building Material, Cl H	14,000	14,951
China Northern Rare Earth Group High-Tech, Cl A	8,500	44,578
China Resources Cement Holdings	12,000	8,059
CMOC Group, Cl H	42,000	23,444
Ganfeng Lithium, Cl A	1,800	39,924
Hesteel, Cl A	24,800	8,360
Inner Mongolia BaoTou Steel Union, Cl A	51,300	17,982

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Rongsheng Petrochemical, Cl A	9,950	$22,841
Shandong Hualu Hengsheng Chemical, Cl A	4,440	19,338
Sinopec Shanghai Petrochemical, Cl A	26,300	12,475
Tianqi Lithium, Cl A *	1,140	21,221
Zhejiang Huayou Cobalt, Cl A	1,404	20,025
Zhejiang Longsheng Group, Cl A	9,000	13,666
Zijin Mining Group, Cl A	14,300	19,901
		345,121
Real Estate — 4.1%
China Evergrande Group * (A)	13,000	2,700
China Jinmao Holdings Group	24,000	6,453
China Merchants Shekou Industrial Zone Holdings, Cl A	7,200	14,423
China Overseas Land & Investment	14,339	45,318
China Resources Land	10,214	47,640
China Vanke, Cl A	7,143	21,842
China Vanke, Cl H	3,300	8,293
CIFI Holdings Group	26,203	13,157
Country Garden Holdings	28,612	17,721
Gemdale, Cl A	8,400	16,840
Greenland Holdings, Cl A *	14,460	8,541
Longfor Group Holdings	6,000	28,329
Poly Developments and Holdings Group, Cl A	10,300	26,825
Seazen Holdings, Cl A *	5,200	19,724
Shimao Group Holdings (A)	17,500	9,590
Sunac China Holdings * (A)	13,000	7,389
Xinhu Zhongbao, Cl A *	54,700	22,519
		317,304
Utilities — 2.8%
Beijing Enterprises Water Group	24,000	7,249
China Gas Holdings	9,000	13,901
China Longyuan Power Group, Cl H	12,000	23,183
China Resources Gas Group	6,000	27,947
China Resources Power Holdings	10,000	20,645
ENN Energy Holdings	1,882	30,915
Guangdong Investment	12,000	12,693
Huadian Power International, Cl A	40,800	23,917
Huaneng Power International, Cl H *	33,077	16,482
SDIC Power Holdings, Cl A	10,800	16,915
Sichuan Chuantou Energy, Cl A	10,900	19,380
		213,227
TOTAL CHINA		7,544,625

Hong Kong — 0.6%
Communication Services — 0.2%
Alibaba Pictures Group *	120,000	11,775

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.2%
Sino Biopharmaceutical	28,500	$18,051

Materials — 0.2%
Nine Dragons Paper Holdings	19,000	16,078
TOTAL HONG KONG		45,904

TOTAL COMMON STOCK
(Cost $9,484,711)		7,590,529

TOTAL INVESTMENTS — 99.1%
(Cost $9,484,711)		7,590,529
OTHER ASSETS LESS LIABILITIES – 0.9%		69,482
NET ASSETS - 100%		$7,660,011

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

JSC — Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of June 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China
Communication Services	$785,237	$—	$—		$785,237
Consumer Discretionary	1,879,749	1,985	20,803		1,902,537
Consumer Staples	786,587	—	—		786,587
Energy	222,520	—	—		222,520
Financials	1,585,519	—	—		1,585,519
Health Care	454,012	2,352	—		456,364
Industrials	487,337	—	—		487,337
Information Technology	442,872	—	—	‡‡	442,872
Materials	345,121	—	—		345,121
Real Estate	297,625	—	19,679		317,304
Utilities	213,227	—	—		213,227
Hong Kong	45,904	—	—		45,904
Total Common Stock	7,545,710	4,337	40,482		7,590,529
Total Investments in Securities	$7,545,710	$4,337	$40,482		$7,590,529

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI All China Index ETF

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-011-0900

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 88.5% ‡
China — 40.8%
Energy — 0.4%
Guanghui Energy, Cl A	13,500	$21,224

Financials — 3.3%
Bank of Changsha, Cl A	8,300	9,818
Bank of Chengdu, Cl A	7,400	18,301
Bank of Guiyang, Cl A	7,527	6,523
Bank of Hangzhou, Cl A	12,200	27,260
Bank of Jiangsu, Cl A	30,255	32,131
Bank of Nanjing, Cl A	20,691	32,159
Bank of Ningbo, Cl A	13,646	72,889
Chongqing Rural Commercial Bank, Cl A	18,300	10,100
		209,181
Industrials — 21.7%
Beijing New Building Materials, Cl A	3,408	17,599
Beijing-Shanghai High Speed Railway, Cl A	85,100	63,722
China Communications Services, Cl H	22,000	9,673
China Conch Venture Holdings	14,000	30,509
China Energy Engineering	68,000	24,039
China Lesso Group Holdings	9,000	13,580
China Railway Group, Cl H	36,500	22,560
China State Construction Engineering, Cl A	86,500	68,641
Contemporary Amperex Technology, Cl A *	4,400	350,467
CRRC, Cl H	38,000	14,141
Daqin Railway, Cl A	30,532	30,012
Dongfang Electric, Cl A	5,700	13,986
Gotion High-tech, Cl A	3,300	22,446
Guangdong Kinlong Hardware Products, Cl A	600	11,609
Jiangsu Expressway, Cl H	12,000	12,081
Jiangsu Hengli Hydraulic, Cl A	2,600	23,936
Jiangxi Special Electric Motor, Cl A *	3,600	13,446
Liaoning Port, Cl A	32,300	8,190
Luoyang Xinqianglian Slewing Bearing, Cl A	550	7,304
Metallurgical Corp of China, Cl A	37,000	19,316
Ming Yang Smart Energy Group, Cl A	4,300	21,679
NARI Technology, Cl A	13,780	55,497
Ningbo Deye Technology, Cl A	400	16,699
Ningbo Orient Wires & Cables, Cl A	1,400	15,996
Ningbo Ronbay New Energy Technology, Cl A	916	17,685
North Industries Group Red Arrow, Cl A	2,800	12,174
Power Construction Corp of China, Cl A	32,000	37,565
Riyue Heavy Industry, Cl A	2,000	7,577
Sany Heavy Equipment International Holdings	9,000	9,565
Sany Heavy Industry, Cl A	17,600	50,037
Shanghai Construction Group, Cl A	18,700	8,451
Shanghai Electric Group, Cl A *	26,300	16,123
Shanghai International Port Group, Cl A	18,810	16,357

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shenzhen Inovance Technology, Cl A	5,250	$51,582
Shenzhen International Holdings	11,993	11,799
Sichuan Road & Bridge, Cl A	9,900	15,550
Sieyuan Electric, Cl A	1,600	8,510
Sinotruk Hong Kong	6,000	8,411
Suzhou Maxwell Technologies, Cl A	340	24,896
TBEA, Cl A	7,575	30,948
Titan Wind Energy Suzhou, Cl A	3,700	9,101
Wuxi Lead Intelligent Equipment, Cl A	1,600	15,078
Wuxi Shangji Automation, Cl A	700	16,287
XCMG Construction Machinery, Cl A *	16,148	12,982
Xinjiang Goldwind Science & Technology, Cl H	6,600	12,347
Yangzijiang Shipbuilding Holdings	34,200	22,854
Zhefu Holding Group, Cl A	11,100	7,931
Zhejiang Expressway, Cl H	14,000	12,917
Zhejiang Weixing New Building Materials, Cl A	3,300	11,833
Zhuzhou CRRC Times Electric, Cl H	4,800	23,673
Zhuzhou Kibing Group, Cl A	5,500	10,460
Zoomlion Heavy Industry Science and Technology, Cl H	12,200	6,514
		1,376,335
Materials — 3.5%
Anhui Conch Cement, Cl H	10,500	45,495
Chengtun Mining Group, Cl A	5,700	6,598
China Minmetals Rare Earth, Cl A *	2,000	9,322
China National Building Material, Cl H	35,000	37,378
China Northern Rare Earth Group High-Tech, Cl A	6,324	33,166
China Resources Cement Holdings	22,000	14,775
Henan Shenhuo Coal & Power, Cl A	4,600	8,975
Huaxin Cement, Cl A	2,800	8,148
Shenghe Resources Holding, Cl A	3,600	12,136
Tangshan Jidong Cement, Cl A	5,400	8,473
Xiamen Tungsten, Cl A	2,900	9,352
Yintai Gold, Cl A	5,900	8,572
Youngy, Cl A *	500	11,463
Yunnan Tin, Cl A	3,400	8,505
		222,358
Utilities — 11.9%
Beijing Enterprises Holdings	4,500	16,000
CECEP Solar Energy, Cl A *	6,200	7,722
CECEP Wind-Power, Cl A	10,400	7,446
CGN Power, Cl H	95,000	23,003
China Gas Holdings	26,000	40,158
China Longyuan Power Group, Cl H	28,000	54,095
China National Nuclear Power, Cl A	37,300	38,167
China Power International Development	45,000	28,559

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
China Resources Gas Group	7,500	$34,934
China Resources Power Holdings	16,635	34,343
China Three Gorges Renewables Group, Cl A	58,000	54,417
China Yangtze Power, Cl A	45,200	155,876
ENN Energy Holdings	6,700	110,059
ENN Natural Gas, Cl A	4,900	13,587
GD Power Development, Cl A *	37,100	21,637
Huadian Power International, Cl A	17,042	9,990
Huaneng Power International, Cl H *	33,000	16,443
Kunlun Energy	32,000	26,221
SDIC Power Holdings, Cl A	15,506	24,285
Shenergy, Cl A	15,019	12,725
Shenzhen Energy Group, Cl A	9,900	9,466
Sichuan Chuantou Energy, Cl A	7,584	13,484
		752,617
TOTAL CHINA		2,581,715

Hong Kong — 0.3%
Industrials — 0.3%
Hutchison Port Holdings Trust, Cl U	69,300	16,285
TOTAL HONG KONG		16,285

India — 1.8%
Industrials — 0.4%
AIA Engineering	924	26,019

Materials — 1.4%
Clean Science & Technology	449	8,472
National Aluminium	17,391	15,151
PI Industries	1,599	51,823
Vinati Organics	545	13,684
		89,130
TOTAL INDIA		115,149

Indonesia — 2.3%
Energy — 1.5%
Adaro Energy Indonesia	381,300	73,202
Indo Tambangraya Megah	10,500	21,620
		94,822
Materials — 0.8%
Indah Kiat Pulp & Paper	71,800	36,629

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Pabrik Kertas Tjiwi Kimia	36,900	$15,976
		52,605
TOTAL INDONESIA		147,427

Israel — 7.5%
Industrials — 4.1%
Elbit Systems	699	159,114
ZIM Integrated Shipping Services	2,173	102,631
		261,745
Materials — 3.4%
ICL Group	18,516	167,547
Israel *	100	43,830
		211,377
TOTAL ISRAEL		473,122

Jordan — 0.2%
Financials — 0.2%
Arab Bank	2,088	14,283
TOTAL JORDAN		14,283

Kazakhstan — 0.7%
Energy — 0.7%
NAC Kazatomprom JSC GDR	1,698	43,974
TOTAL KAZAKHSTAN		43,974

Kuwait — 4.9%
Financials — 4.9%
Kuwait Finance House	106,882	303,337
Kuwait Projects Holding	19,929	9,545
TOTAL KUWAIT		312,882

Malaysia — 3.6%
Industrials — 0.6%
Pentamaster	10,000	8,372
Sime Darby	56,300	27,208
		35,580
Materials — 3.0%
Petronas Chemicals Group	51,100	104,345

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Press Metal Aluminium Holdings	79,100	$85,426
		189,771
TOTAL MALAYSIA		225,351

Philippines — 3.2%
Industrials — 3.2%
Aboitiz Equity Ventures	44,610	38,578
International Container Terminal Services	26,820	89,750
JG Summit	79,862	70,733
TOTAL PHILIPPINES		199,061

Poland — 1.5%
Materials — 1.5%
KGHM Polska Miedz	3,667	96,980
TOTAL POLAND		96,980

Russia — –%
Energy — 0.0%
Rosneft Oil PJSC (A)	33,666	—
Sovcomflot PJSC * (A)	9,110	—
Surgutneftegas * (A)	143,400	—
		—
Materials — 0.0%
MMC Norilsk Nickel PJSC (A)	1,239	—
Polymetal International (A)	7,154	—
Segezha Group PJSC (A)	78,500	—
		—
TOTAL RUSSIA		—

Singapore — 9.1%
Financials — 5.7%
Oversea-Chinese Banking	44,112	361,023

Industrials — 3.4%
Keppel	19,100	89,070
Singapore Airlines *	17,600	64,497
Singapore Technologies Engineering	20,300	59,513
		213,080
TOTAL SINGAPORE		574,103

South Africa — 6.8%
Financials — 0.2%
Ninety One	5,074	11,937

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 6.6%
Anglo American Platinum	1,396	$121,428
Impala Platinum Holdings	22,187	245,320
Kumba Iron Ore	1,700	54,546
		421,294
TOTAL SOUTH AFRICA		433,231

Thailand — 4.8%
Energy — 3.9%
PTT	259,100	249,170

Materials — 0.9%
Indorama Ventures	41,900	55,701
TOTAL THAILAND		304,871

Turkey — 0.6%
Industrials — 0.6%
Turk Hava Yollari AO *	14,456	40,520
TOTAL TURKEY		40,520

United Arab Emirates — 0.4%
Industrials — 0.4%
Air Arabia PJSC	48,174	27,280
TOTAL UNITED ARAB EMIRATES		27,280

TOTAL COMMON STOCK
(Cost $6,206,495)		5,606,234

PREFERRED STOCK — 0.0%
RUSSIA— 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A)(B)	136,600	—

TOTAL PREFERRED STOCK
(Cost $74,846)		—

TOTAL INVESTMENTS — 88.5%
(Cost $6,281,341)		5,606,234
OTHER ASSETS LESS LIABILITIES – 11.5%		730,754
NET ASSETS - 100%		$6,336,988

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI One Belt One Road Index ETF

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Currently, no stated interest rate.

Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
PJSC — Public Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of June 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China
Energy	$21,224	$—	$—		$21,224
Financials	203,853	5,328	—		209,181
Industrials	1,368,145	8,190	—		1,376,335
Materials	210,222	12,136	—		222,358
Utilities	752,617	—	—		752,617
Hong Kong	16,285	—	—		16,285
India	115,149	—	—		115,149
Indonesia	147,427	—	—		147,427
Israel	473,122	—	—		473,122
Jordan	14,283	—	—		14,283
Kazakhstan	43,974	—	—		43,974
Kuwait	312,882	—	—		312,882
Malaysia	225,351	—	—		225,351
Philippines	199,061	—	—		199,061
Poland	96,980	—	—		96,980
Russia
Energy	—	—	—	‡‡	—
Materials	—	—	—	‡‡	—
Singapore	574,103	—	—		574,103
South Africa	433,231	—	—		433,231
Thailand	304,871	—	—		304,871
Turkey	40,520	—	—		40,520
United Arab Emirates	27,280	—	—		27,280
Total Common Stock	5,580,580	25,654	—		5,606,234
Preferred Stock
Russia
Energy	—	—	—	‡‡	—
Total Preferred Stock	—	—	—		—
Total Investments in Securities	$5,580,580	$25,654	$—		$5,606,234

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI One Belt One Road Index ETF

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-006-1000

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
Brazil — 7.3%
Consumer Discretionary — 4.2%
Americanas *	97,370	$250,061
GRUPO DE MODA SOMA	156,700	275,677
MercadoLibre *	1,944	1,238,075
		1,763,813
Financials — 2.1%
XP, Cl A *	47,871	859,763

Information Technology — 1.0%
Pagseguro Digital, Cl A *	20,139	206,223
StoneCo, Cl A *	28,128	216,586
		422,809
TOTAL BRAZIL		3,046,385

China — 45.0%
Communication Services — 16.2%
Baidu, Cl A *	63,114	1,194,404
Bilibili, Cl Z *	44,320	1,135,259
JOYY ADR	9,340	278,892
Kuaishou Technology, Cl B *	106,200	1,182,865
NetEase	78,600	1,443,397
Tencent Holdings	34,375	1,552,514
		6,787,331
Consumer Discretionary — 26.3%
Alibaba Group Holding *	128,400	1,831,025
Alibaba Health Information Technology *	2,106,000	1,449,276
JD Health International *	175,100	1,373,451
JD.com, Cl A *	53,225	1,714,715
Meituan, Cl B *	63,800	1,578,952
Pinduoduo ADR *	27,362	1,690,972
Trip.com Group *	50,500	1,426,134
		11,064,525

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.5%
Lufax Holding ADR	177,827	$1,066,962
TOTAL CHINA		18,918,818

Egypt — 0.7%
Information Technology — 0.7%
Fawry for Banking & Payment Technology Services *	1,574,267	297,268
TOTAL EGYPT		297,268

Greece — 0.8%
Consumer Discretionary — 0.8%
OPAP	22,795	325,292
TOTAL GREECE		325,292

India — 5.7%
Communication Services — 2.8%
Info Edge India	24,539	1,167,966

Consumer Discretionary — 2.9%
MakeMyTrip *	12,112	311,036
Zomato *	1,360,116	927,440
		1,238,476
TOTAL INDIA		2,406,442

Indonesia — 0.8%
Consumer Discretionary — 0.8%
Bukalapak.com *	17,734,300	335,699
TOTAL INDONESIA		335,699

Japan — 2.3%
Communication Services — 2.3%
Nexon	47,900	979,472
TOTAL JAPAN		979,472

Malaysia — 0.8%
Information Technology — 0.8%
My EG Services	1,644,700	328,380
TOTAL MALAYSIA		328,380

Russia — 0.0%
Communication Services — 0.0%
VK GDR * (A)	49,503	—
Yandex, Cl A * (A)	31,479	—
		—

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR * (A)	58,005	$—

Industrials — 0.0%
HeadHunter Group PLC ADR (A)	11,746	—
TOTAL RUSSIA		—

Singapore — 3.0%
Communication Services — 3.0%
Sea ADR *	18,578	1,242,125
TOTAL SINGAPORE		1,242,125

South Africa — 3.5%
Consumer Discretionary — 3.5%
Naspers, Cl N	10,100	1,459,727
TOTAL SOUTH AFRICA		1,459,727

South Korea — 23.5%
Communication Services — 19.2%
AfreecaTV (B)	3,991	246,210
Com2uSCorp (B)	4,947	273,182
Kakao	17,471	940,560
Kakao Games * (B)	23,457	887,948
Krafton * (B)	5,346	901,705
NAVER	7,217	1,334,011
Netmarble (B)	17,942	952,098
NHN *	13,600	292,760
Pearl Abyss * (B)	23,542	926,522
Studio Dragon *	5,516	299,505
Wemade (B)	18,292	812,884
Wysiwyg Studios * (B)	13,764	209,895
		8,077,280
Consumer Discretionary — 2.9%
Coupang, Cl A *	94,401	1,203,613

Information Technology — 1.4%
Douzone Bizon	12,010	337,619

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NHN KCP *	27,517	$264,913
		602,532
TOTAL SOUTH KOREA		9,883,425

Taiwan — 2.3%
Consumer Discretionary — 2.3%
momo.com	45,000	965,578
TOTAL TAIWAN		965,578

United Arab Emirates — 0.7%
Information Technology — 0.7%
Network International Holdings PLC *	125,046	286,715
TOTAL UNITED ARAB EMIRATES		286,715

United States — 2.7%
Information Technology — 2.7%
Concentrix	7,034	954,092
Ebix	10,623	179,528
TOTAL UNITED STATES		1,133,620

Uruguay — 0.7%
Information Technology — 0.7%
Dlocal, Cl A *	11,866	311,483
TOTAL URUGUAY		311,483

TOTAL COMMON STOCK
(Cost $67,462,760)		41,920,429

SHORT-TERM INVESTMENT — 10.8%
Invesco Government & Agency Portfolio, Cl Institutional, 1.380% (B)(C)	4,554,465	4,554,465
TOTAL SHORT-TERM INVESTMENT
(Cost $4,554,465)		4,554,465

TOTAL INVESTMENTS — 110.6%
(Cost $72,017,225)		46,474,894
OTHER ASSETS LESS LIABILITIES – (10.6)%		(4,465,654)
NET ASSETS - 100%		$42,009,240

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $4,042,143.
(C)	The rate shown is the 7-day effective yield as of June 30, 2022.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2022 was $4,554,465.

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Emerging Markets Consumer Technology Index ETF

ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class
GDR — Global Depositary Receipt
PLC — Public Limited Company

The following summarizes the market value of the Fund’s investments used as of June 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Brazil	$3,046,385	$—	$—		$3,046,385
China	18,918,818	—	—		18,918,818
Egypt	297,268	—	—		297,268
Greece	325,292	—	—		325,292
India	2,406,442	—	—		2,406,442
Indonesia	335,699	—	—		335,699
Japan	979,472	—	—		979,472
Malaysia	328,380	—	—		328,380
Russia
Communication Services	—	—	—	‡‡	—
Consumer Discretionary	—	—	—	‡‡	—
Industrials	—	—	—	‡‡	—
Singapore	1,242,125	—	—		1,242,125
South Africa	1,459,727	—	—		1,459,727
South Korea
Communication Services	5,385,776	2,691,504	—		8,077,280
Consumer Discretionary	1,203,613	—	—		1,203,613
Information Technology	602,532	—	—		602,532
Taiwan	965,578	—	—		965,578
United Arab Emirates	286,715	—	—		286,715
United States	1,133,620	—	—		1,133,620
Uruguay	311,483	—	—		311,483
Total Common Stock	39,228,925	2,691,504	—		41,920,429
Short-Term Investment	4,554,465	—	—		4,554,465
Total Investments in Securities	$43,783,390	$2,691,504	$—		$46,474,894

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-007-1000

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 99.6% ‡
China — 97.1%
Consumer Discretionary — 44.8%
BYD, Cl A	41,100	$2,044,456
BYD, Cl H	312,500	12,504,859
Li Auto ADR *	500,036	19,156,379
NIO ADR *	720,041	15,639,291
Niu Technologies ADR *	53,214	457,640
Tianneng Power International	1,185,885	1,283,067
XPeng ADR, Cl A *	508,084	16,126,586
Yadea Group Holdings	2,100,694	4,112,000
		71,324,278
Industrials — 23.5%
Beijing Easpring Material Technology, Cl A	53,500	720,920
Beijing-Shanghai High Speed Railway, Cl A	4,318,700	3,233,775
China Conch Venture Holdings	2,285,000	4,979,450
China Everbright Environment Group	6,492,216	3,830,655
Contemporary Amperex Technology, Cl A *	96,250	7,666,463
CT Environmental Group * (A)	329,000	—
Dynagreen Environmental Protection Group, Cl H	676,000	282,566
Ginlong Technologies, Cl A	39,250	1,247,017
Gotion High-tech, Cl A	175,700	1,195,060
Ming Yang Smart Energy Group, Cl A	222,100	1,119,743
ReneSola ADR *	67,421	320,250
Riyue Heavy Industry, Cl A	102,200	387,202
Sungrow Power Supply, Cl A	153,800	2,253,938
Titan Wind Energy Suzhou, Cl A	190,309	468,094
Wuxi Lead Intelligent Equipment, Cl A	82,520	777,664
Xinjiang Goldwind Science & Technology, Cl A	364,335	804,295
Xinjiang Goldwind Science & Technology, Cl H	1,366,404	2,556,256
Zhejiang Weiming Environment Protection, Cl A	137,615	684,975
Zhuzhou CRRC Times Electric, Cl H	970,900	4,788,335
		37,316,658
Information Technology — 17.1%
China Railway Signal & Communication, Cl A	758,175	512,296
Chindata Group Holdings ADR *	227,632	1,766,424
GCL System Integration Technology, Cl A *	617,500	342,636
JA Solar Technology, Cl A	236,320	2,781,189
JinkoSolar Holding ADR *	71,247	4,928,868
Kingsoft Cloud Holdings ADR *	192,256	855,539
LONGi Green Energy Technology, Cl A	751,846	7,472,258
Trina Solar, Cl A	228,753	2,226,385
Tuya ADR *	345,768	905,912
Xinyi Solar Holdings	3,503,588	5,411,464
		27,202,971

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 3.0%
China Evergrande Group * (A)	7,881,000	$1,637,073
Guangzhou R&F Properties, Cl H	2,988,400	788,330
Shimao Group Holdings (A)	2,540,500	1,392,153
SOHO China *	3,680,500	698,863
Yuzhou Group Holdings	4,071,000	241,242
		4,757,661
Utilities — 8.7%
Beijing Enterprises Water Group	7,098,500	2,143,947
CECEP Solar Energy, Cl A *	317,400	395,318
CECEP Wind-Power, Cl A	529,100	378,819
China Datang Renewable Power, Cl H	3,911,000	1,330,755
China Everbright Greentech	1,085,000	298,664
China Everbright Water	1,486,257	309,704
China Longyuan Power Group, Cl H	2,953,800	5,706,626
China Three Gorges Renewables Group, Cl A	3,015,300	2,829,008
GCL New Energy Holdings *	16,294,000	419,448
		13,812,289
TOTAL CHINA		154,413,857

Hong Kong — 2.5%
Industrials — 0.3%
China High Speed Transmission Equipment Group *	714,000	423,107

Real Estate — 1.0%
Yuexiu Real Estate Investment Trust †	4,102,000	1,599,618

Utilities — 1.2%
Beijing Energy International Holding *	14,138,000	439,619
Canvest Environmental Protection Group	854,000	442,947
Concord New Energy Group	11,020,000	1,095,407
		1,977,973
TOTAL HONG KONG		4,000,698

TOTAL CO,MMON STOCK
(Cost $171,427,387)		158,414,555

TOTAL INVESTMENTS — 99.6%
(Cost $171,427,387)		158,414,555
OTHER ASSETS LESS LIABILITIES – 0.4%		703,878
NET ASSETS - 100%		$159,118,433

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI China Clean Technology Index ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock
China
Consumer Discretionary	$71,324,278	$—	$—		$71,324,278
Industrials	37,316,658	—	—	#(1)	37,316,658
Information Technology	27,202,971	—	—		27,202,971
Real Estate	1,728,435	—	3,029,226	(2)	4,757,661
Utilities	13,812,289	—	—		13,812,289
Hong Kong	4,000,698	—	—		4,000,698
Total Common Stock	155,385,329	—	3,029,226		158,414,555
Total Investments in Securities	$155,385,329	$—	$3,029,226		$158,414,555

#	Security or securities with a market value of $0.
(1)	At June 30, 2022, this amount was fair valued using the Monthly Return of Equity Movement document from the issuer.
(2)	At June 30, 2022, this amount was fair valued using sector performance and news of potential restructuring proposal of debt.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2022	$1,681,627
Accrued discounts/premiums	—
Change in unrealized appreciation/(depreciation) (1)	(86,245)
Purchases	—
Sales	—
Transfer into Level 3	1,433,844
Transfer out of Level 3	—
Ending balance as of June 30, 2022	$3,029,226

(1)	Change in unrealized appreciation/(depreciation) is included on the Statement of Operations in Net Change in Unrealized Appreciation (Depreciation) on Investments.

Transfers into Level 3 were due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-008-1000

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 97.5% ‡
Australia — 5.9%
Materials — 5.9%
Allkem *	412,399	$2,923,770
IGO	524,631	3,585,975
Lynas Rare Earths *	629,111	3,776,664
Mineral Resources	53,994	1,792,213
Pilbara Minerals *	1,520,584	2,394,489
TOTAL AUSTRALIA		14,473,111

Belgium — 1.9%
Materials — 1.9%
Umicore	133,878	4,663,539
TOTAL BELGIUM		4,663,539

Canada — 2.6%
Industrials — 2.6%
Ballard Power Systems * (A)	170,784	1,076,378
Magna International	95,768	5,247,399
TOTAL CANADA		6,323,777

China — 42.4%
Consumer Discretionary — 21.7%
Brilliance China Automotive Holdings * (B)	2,170,000	1,612,232
BYD, Cl A	218,000	10,844,071
Geely Automobile Holdings	3,279,000	7,454,789
Guangzhou Automobile Group, Cl H	2,034,000	1,967,396
Li Auto ADR *	225,437	8,636,491
NIO ADR *	575,943	12,509,482
Shenzhen Kedali Industry, Cl A	44,336	1,051,494
XPeng ADR, Cl A *	248,276	7,880,280
Yadea Group Holdings	724,000	1,417,193
		53,373,428
Industrials — 10.4%
Beijing Easpring Material Technology, Cl A	96,800	1,304,393
China Baoan Group, Cl A	501,907	1,009,923
Contemporary Amperex Technology, Cl A *	145,789	11,612,321
Eve Energy, Cl A	370,660	5,390,554
Gotion High-tech, Cl A	314,389	2,138,382
Guangzhou Great Power Energy & Technology, Cl A	80,700	739,688
Qingdao TGOOD Electric, Cl A	208,800	539,114
Wuxi Lead Intelligent Equipment, Cl A	308,876	2,910,830
		25,645,205

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.8%
NXP Semiconductors	13,996	$2,071,828

Materials — 9.5%
CMOC Group, Cl A	3,439,800	2,939,956
Ganfeng Lithium, Cl A	213,827	4,742,710
GEM, Cl A	958,840	1,301,489
Guangzhou Tinci Materials Technology, Cl A	361,894	3,350,011
Ningbo Shanshan, Cl A	425,900	1,888,033
Shanghai Putailai New Energy Technology, Cl A	266,040	3,349,210
Xiamen Tungsten, Cl A	279,451	901,186
Zhejiang Huayou Cobalt, Cl A	343,963	4,905,844
		23,378,439
TOTAL CHINA		104,468,900

Germany — 3.9%
Consumer Discretionary — 3.1%
Bayerische Motoren Werke	29,474	2,263,557
Mercedes-Benz Group	34,821	2,010,199
Vitesco Technologies Group *	28,110	1,084,398
Volkswagen	12,291	2,234,540
		7,592,694
Information Technology — 0.8%
Infineon Technologies	83,920	2,025,773
TOTAL GERMANY		9,618,467

Indonesia — 0.5%
Materials — 0.5%
Aneka Tambang	6,294,000	760,477
Vale Indonesia *	1,524,200	578,065
TOTAL INDONESIA		1,338,542

Japan — 5.9%
Consumer Discretionary — 2.2%
Panasonic Holdings	669,200	5,401,184

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 3.7%
Nidec	147,100	$9,073,630
TOTAL JAPAN		14,474,814

Netherlands — 0.6%
Industrials — 0.6%
Alfen Beheer BV *	15,269	1,407,290
TOTAL NETHERLANDS		1,407,290

South Korea — 8.8%
Industrials — 1.2%
Ecopro (A)	35,070	3,065,654

Information Technology — 4.6%
L&F * (A)	18,013	2,913,378
Samsung SDI	20,706	8,483,974
		11,397,352
Materials — 3.0%
LG Chemical	15,097	5,999,732
SK IE Technology * (A)	18,214	1,376,150
		7,375,882
TOTAL SOUTH KOREA		21,838,888

Sweden — 1.1%
Consumer Discretionary — 0.9%
Volvo Car, Cl B * (A)	347,324	2,303,427

Industrials — 0.2%
PowerCell Sweden *	30,088	398,143
TOTAL SWEDEN		2,701,570

United Kingdom — 0.3%
Industrials — 0.3%
ITM Power * (A)	346,158	726,435
TOTAL UNITED KINGDOM		726,435

United States — 23.6%
Consumer Discretionary — 13.2%
Aptiv *	102,052	9,089,772
EVgo * (A)	53,131	319,317
Ford Motor	187,877	2,091,071
General Motors *	67,154	2,132,811
Lucid Group * (A)	360,215	6,181,289
Rivian Automotive, Cl A * (A)	141,915	3,652,892

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tesla *	13,545	$9,121,474
		32,588,626
Industrials — 4.0%
ChargePoint Holdings * (A)	163,719	2,241,313
Nikola * (A)	192,534	916,462
Plug Power * (A)	362,803	6,011,646
Proterra * (A)	161,689	750,237
		9,919,658
Information Technology — 2.0%
Analog Devices	15,056	2,199,531
SolarEdge Technologies *	9,754	2,669,475
		4,869,006
Materials — 4.4%
Albemarle	39,228	8,197,867
Livent *	112,613	2,555,189
		10,753,056
TOTAL UNITED STATES		58,130,346

TOTAL COMMON STOCK
(Cost $280,182,327)		240,165,679

PREFERRED STOCK — 2.3%
CHILE— 2.3%
Materials — 2.3%
Sociedad Quimica y Minera de Chile (C)	67,986	5,551,418

TOTAL PREFERRED STOCK
(Cost $4,396,316)		5,551,418

SHORT-TERM INVESTMENT — 11.3%
Invesco Government & Agency Portfolio, Cl Institutional, 1.380% (D)(E)	27,927,909	27,927,909
TOTAL SHORT-TERM INVESTMENT
(Cost $27,927,909)		27,927,909

TOTAL INVESTMENTS — 111.1%
(Cost $312,506,552)		273,645,006
OTHER ASSETS LESS LIABILITIES – (11.1)%		(27,322,705)
NET ASSETS - 100%		$246,322,301

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $26,862,193.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Currently, no stated interest rate.
(D)	The rate shown is the 7-day effective yield as of June 30, 2022.
(E)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2022 was $27,927,909.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Electric Vehicles and Future Mobility Index ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$14,473,111	$—	$—	$14,473,111
Belgium	4,663,539	—	—	4,663,539
Canada	6,323,777	—	—	6,323,777
China
Consumer Discretionary	51,761,196	—	1,612,232	53,373,428
Industrials	25,645,205	—	—	25,645,205
Information Technology	2,071,828	—	—	2,071,828
Materials	23,378,439	—	—	23,378,439
Germany	9,618,467	—	—	9,618,467
Indonesia	1,338,542	—	—	1,338,542
Japan	14,474,814	—	—	14,474,814
Netherlands	1,407,290	—	—	1,407,290
South Korea	21,838,888	—	—	21,838,888
Sweden	2,701,570	—	—	2,701,570
United Kingdom	726,435	—	—	726,435
United States	58,130,346	—	—	58,130,346
Total Common Stock	238,553,447	—	1,612,232	240,165,679
Short-Term Investment	27,927,909	—	—	27,927,909
Preferred Stock
Chile	5,551,418	—	—	5,551,418
Total Preferred Stock	5,551,418	—	—	5,551,418
Total Investments in Securities	$272,032,774	$—	$1,612,232	$273,645,006

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-009-0900

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.6% ‡
China — 96.2%
Health Care — 96.2%
3SBio	666,000	$529,612
Aier Eye Hospital Group, Cl A	742,728	4,959,866
Apeloa Pharmaceutical, Cl A	159,292	490,407
Asymchem Laboratories Tianjin, Cl A	32,803	1,414,049
Autobio Diagnostics, Cl A	80,630	587,990
BeiGene ADR *	21,685	3,509,717
Beijing Tiantan Biological Products, Cl A *	191,118	692,155
Beijing Tongrentang, Cl A	181,590	1,432,308
Beijing Wantai Biological Pharmacy Enterprise, Cl A *	81,130	1,879,343
Betta Pharmaceuticals, Cl A	56,763	514,780
BGI Genomics, Cl A	57,427	614,170
Bloomage Biotechnology, Cl A	43,850	929,953
CanSino Biologics, Cl A	15,524	460,982
CanSino Biologics, Cl H (A)	41,200	421,873
Changchun High & New Technology Industry Group, Cl A	55,508	1,932,621
China Medical System Holdings	611,000	953,063
China National Medicines, Cl A	103,955	415,249
China Resources Sanjiu Medical & Pharmaceutical, Cl A	135,090	906,752
China Traditional Chinese Medicine Holdings	1,278,000	789,899
Chongqing Zhifei Biological Products, Cl A	217,649	3,603,892
CSPC Pharmaceutical Group	4,212,889	4,182,314
Daan Gene, Cl A	195,347	500,882
Dong-E-E-Jiao, Cl A	90,540	499,009
Genscript Biotech *	528,000	1,914,323
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	195,040	919,023
Guangzhou Kingmed Diagnostics Group, Cl A	63,799	785,568
Hangzhou Tigermed Consulting, Cl A	50,250	857,837
Hangzhou Tigermed Consulting, Cl H	55,800	644,972
Hansoh Pharmaceutical Group	540,000	1,090,054
Huadong Medicine, Cl A	241,341	1,625,691
Hualan Biological Engineering, Cl A	254,547	865,677
Humanwell Healthcare Group, Cl A	223,600	533,636
Hutchmed China ADR *	39,748	502,415
Hygeia Healthcare Holdings * (A)	150,800	1,002,201
Imeik Technology Development, Cl A	25,200	2,255,340
Innovent Biologics *	476,000	2,117,052
Intco Medical Technology, Cl A	91,172	344,877
Jafron Biomedical, Cl A	110,490	838,704
Jiangsu Hengrui Medicine, Cl A	878,528	4,860,327
Jiangsu Yuyue Medical Equipment & Supply, Cl A	139,510	533,968
Jinxin Fertility Group	685,000	631,143
Joincare Pharmaceutical Group Industry, Cl A	262,745	484,010
Joinn Laboratories China, Cl A	42,960	729,222
Jointown Pharmaceutical Group, Cl A	259,306	460,657
Lepu Medical Technology Beijing, Cl A	246,700	683,336
Livzon Pharmaceutical Group, Cl A	86,359	466,433

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Meinian Onehealth Healthcare Holdings, Cl A *	537,783	$446,803
Microport Scientific * (A)	286,500	830,625
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	173,372	729,258
Ovctek China, Cl A	118,893	1,014,214
Pharmaron Beijing, Cl A	133,150	1,891,134
Pharmaron Beijing, Cl H	120,500	1,206,236
Shandong Buchang Pharmaceuticals, Cl A	157,383	462,698
Shandong Weigao Group Medical Polymer, Cl H	1,129,200	1,312,396
Shanghai Fosun Pharmaceutical Group, Cl A	276,429	1,817,928
Shanghai Fosun Pharmaceutical Group, Cl H	228,000	844,073
Shanghai Junshi Biosciences, Cl A *	94,487	1,061,820
Shanghai Medicilon, Cl A	11,987	607,207
Shanghai Pharmaceuticals Holding, Cl A	381,294	1,028,280
Shanghai Pharmaceuticals Holding, Cl H	356,000	589,783
Shanghai RAAS Blood Products, Cl A	936,434	828,295
Shenzhen Kangtai Biological Products, Cl A	148,777	1,002,616
Shenzhen Mindray Bio-Medical Electronics, Cl A	164,755	7,696,857
Shenzhen New Industries Biomedical Engineering, Cl A	91,500	615,669
Shenzhen Salubris Pharmaceuticals, Cl A	155,765	652,874
Shijiazhuang Yiling Pharmaceutical, Cl A	230,350	834,925
Sichuan Kelun Pharmaceutical, Cl A	198,815	554,554
Sinopharm Group, Cl H	616,400	1,494,074
Tasly Pharmaceutical Group, Cl A	122,192	191,558
Tonghua Dongbao Pharmaceutical, Cl A	278,891	430,138
Topchoice Medical, Cl A *	43,641	1,135,517
Walvax Biotechnology, Cl A	219,000	1,580,712
Winning Health Technology Group, Cl A	297,900	390,138
WuXi AppTec, Cl A	355,520	5,514,532
WuXi AppTec, Cl H	157,584	2,098,590
Wuxi Biologics Cayman *	1,255,635	11,489,125
Yunnan Baiyao Group, Cl A	247,723	2,231,436
Zai Lab ADR *	40,030	1,388,240
Zhangzhou Pientzehuang Pharmaceutical, Cl A	82,334	4,380,986
Zhejiang Huahai Pharmaceutical, Cl A	201,872	683,526
Zhejiang Jiuzhou Pharmaceutical, Cl A	113,100	872,180
Zhejiang NHU, Cl A	423,730	1,441,674
Zhejiang Orient Gene Biotech, Cl A	23,194	394,916

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	73,036	$566,818
TOTAL CHINA		119,679,757

Hong Kong — 2.5%
Health Care — 2.5%
Sino Biopharmaceutical	4,867,750	3,083,073
TOTAL HONG KONG		3,083,073

United States — 0.9%
Health Care — 0.9%
Legend Biotech ADR *	21,308	1,171,940
TOTAL UNITED STATES		1,171,940

TOTAL COMMON STOCK
(Cost $157,881,256)		123,934,770

SHORT-TERM INVESTMENT — 1.7%
Invesco Government & Agency Portfolio, Cl Institutional, 1.380% (B)(C)	2,088,848	2,088,848
TOTAL SHORT-TERM INVESTMENT
(Cost $2,088,848)		2,088,848

TOTAL INVESTMENTS — 101.3%
(Cost $159,970,104)		126,023,618
OTHER ASSETS LESS LIABILITIES – (1.3)%		(1,616,629)
NET ASSETS - 100%		$124,406,989

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $1,987,553.
(B)	The rate shown is the 7-day effective yield as of June 30, 2022.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2022 was $2,088,848.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI All China Health Care Index ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Health Care	$119,501,995	$177,762	$—	$119,679,757
Hong Kong	3,083,073	—	—	3,083,073
United States	1,171,940	—	—	1,171,940
Total Common Stock	123,757,008	177,762	—	123,934,770
Short-Term Investment	2,088,848	—	—	2,088,848
Total Investments in Securities	$125,845,856	$177,762	$—	$126,023,618

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-010-0900

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Asia Pacific High Income Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 80.6%
AUSTRALIA — 1.5%
Industrials — 1.5%
North Queensland Export Terminal Pty
4.450%, 12/15/2022	$400,000	$385,200

CHINA — 25.8%
Consumer Discretionary — 1.9%
Haidilao International Holding
2.150%, 01/14/2026	200,000	152,051
Health & Happiness H&H International Holdings
5.625%, 10/24/2024	200,000	174,100
Meituan
2.125%, 10/28/2025	200,000	180,367
		506,518
Financials — 4.1%
China SCE Group Holdings
7.375%, 04/09/2024	200,000	68,200
7.250%, 04/19/2023	200,000	82,100
Huarong Finance 2017, MTN
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.983% ‡ (A)	600,000	593,400
New Metro Global
6.800%, 08/05/2023	200,000	135,200
ZhongAn Online P&C Insurance
3.125%, 07/16/2025	200,000	182,394
		1,061,294
Materials — 2.3%
China Hongqiao Group
7.375%, 05/02/2023	400,000	396,400
Tianqi Finco
3.750%, 11/28/2022	200,000	193,920
		590,320
Real Estate — 17.5%
China Overseas Finance Cayman V
3.950%, 11/15/2022	200,000	200,116
CIFI Holdings Group
5.950%, 10/20/2025	200,000	116,700
5.500%, 01/23/2023	400,000	330,000
Country Garden Holdings
5.125%, 01/17/2025	200,000	108,100
3.300%, 01/12/2031	200,000	81,705
Gemdale Ever Prosperity Investment, MTN, MTN
4.950%, 08/12/2024	200,000	141,000

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Asia Pacific High Income Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Real Estate — continued
Greentown China Holdings
5.650%, 07/13/2025	$400,000	$316,000
4.700%, 04/29/2025	200,000	158,050
RKPF Overseas 2019 A
7.875%, 02/01/2023	400,000	309,157
6.700%, 09/30/2024	432,000	235,884
5.900%, 03/05/2025	200,000	96,637
RKPF Overseas 2020 A
5.125%, 07/26/2026	200,000	92,663
Seazen Group
6.150%, 04/15/2023	350,000	257,950
Shui On Development Holding
6.150%, 08/24/2024	400,000	336,200
5.750%, 11/12/2023	700,000	640,500
Wanda Properties Overseas
6.950%, 12/05/2022	400,000	356,400
Yango Justice International
10.250%, 09/15/2022	400,000	28,000
Yanlord Land HK
6.800%, 02/27/2024	431,000	375,186
6.750%, 04/23/2023	200,000	190,100
5.125%, 05/20/2026	200,000	151,220
		4,521,568
TOTAL CHINA		6,679,700

HONG KONG — 10.1%
Financials — 4.9%
Bank of East Asia
5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.257% ‡ (A)	250,000	246,250
CMB Wing Lung Bank, MTN
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.948% ‡ (A)	250,000	258,750
FWD
5.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.075% ‡ (A)	400,000	390,660
FWD Group
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.876% ‡ (A)	200,000	190,082
NWD Finance BVI
6.150%, US Treas Yield Curve Rate T Note Const Mat 3 Yr + 6.201% ‡ (A)	200,000	198,000
		1,283,742
Health Care — 1.5%
PCGI Intermediate, MTN
4.750%, 10/28/2024	400,000	378,232

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Asia Pacific High Income Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Industrials — 2.9%
Cathay Pacific Financing HK, MTN
4.875%, 08/17/2026	$400,000	$364,544
Celestial Miles
5.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.205% ‡ (A)	400,000	400,600
		765,144
Real Estate — 0.8%
Sun Hung Kai Properties Capital Market, MTN
3.625%, 01/16/2023	200,000	200,084
TOTAL HONG KONG		2,627,202

INDIA — 18.3%
Communication Services — 1.1%
Network i2i
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.274% ‡ (A)	300,000	278,250

Consumer Discretionary — 0.7%
TML Holdings Pte
4.350%, 06/09/2026	200,000	175,100

Energy — 7.0%
Adani Green Energy
4.375%, 09/08/2024	200,000	179,600
Azure Power Energy
3.575%, 08/19/2026	200,000	164,960
Continuum Energy Levanter Pte
4.500%, 02/09/2027	394,500	311,245
Greenko Solar Mauritius
5.550%, 01/29/2025	400,000	374,200
HPCL-Mittal Energy
5.250%, 04/28/2027	200,000	181,100
JSW Hydro Energy
4.125%, 05/18/2031	16,000	12,732
ReNew Power Pvt
5.875%, 03/05/2027	200,000	182,100
ReNew Power Synthetic
6.670%, 03/12/2024	400,000	413,340
		1,819,277
Financials — 2.4%
Muthoot Finance, MTN
4.400%, 09/02/2023	200,000	194,000
Shriram Transport Finance, MTN
4.150%, 07/18/2025	500,000	436,929
		630,929

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Asia Pacific High Income Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Industrials — 4.8%
India Airport Infrastructure
6.250%, 10/25/2025	$500,000	$443,125
Magnum Holdings
5.375%, 10/31/2026	500,000	433,316
Periama Holdings
5.950%, 04/19/2026	400,000	358,000
		1,234,441
Materials — 2.3%
Vedanta Resources
6.375%, 07/30/2022	450,000	444,375
Vedanta Resources Finance II
8.000%, 04/23/2023	200,000	165,750
		610,125
TOTAL INDIA		4,748,122

INDONESIA — 5.0%
Energy — 2.2%
Indika Energy Capital IV Pte
8.250%, 10/22/2025	250,000	241,375
Medco Bell Pte
6.375%, 01/30/2027	400,000	342,200
		583,575
Financials — 1.4%
Bank Negara Indonesia Persero, MTN
3.750%, 03/30/2026	400,000	362,171

Materials — 0.7%
Bukit Makmur Mandiri Utama
7.750%, 02/10/2026	200,000	170,020

Real Estate — 0.7%
Theta Capital Pte
8.125%, 01/22/2025	200,000	172,000
TOTAL INDONESIA		1,287,766

JAPAN — 2.1%
Communication Services — 2.1%
SoftBank Group
6.000%, USD ICE Swap 11:00 NY 5 Yr + 4.226% ‡ (A)	600,000	534,000

MACAU — 3.0%
Consumer Discretionary — 3.0%
MGM China Holdings
5.375%, 05/15/2024	200,000	170,386
4.750%, 02/01/2027	400,000	288,022

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Asia Pacific High Income Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Consumer Discretionary — continued
Studio City Finance
6.000%, 07/15/2025	$500,000	$316,630
		775,038
TOTAL MACAU		775,038

PHILIPPINES — 7.6%
Energy — 4.6%
AC Energy Finance International, MTN
5.100% ‡	200,000	190,500
Petron
4.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.769% ‡ (A)	645,000	619,522
SMC Global Power Holdings
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.608% ‡ (A)	400,000	394,000
		1,204,022
Financials — 3.0%
Rizal Commercial Banking
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.236% ‡ (A)	800,000	764,346
TOTAL PHILIPPINES		1,968,368

SINGAPORE — 2.3%
Financials — 1.5%
GLP Pte
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.735% ‡ (A)	450,000	382,041

Real Estate — 0.8%
CapitaLand Treasury, MTN
4.076%, 09/20/2022	200,000	200,352
TOTAL SINGAPORE		582,393

THAILAND — 4.9%
Financials — 4.9%
Kasikornbank, MTN
5.275%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.940% ‡(A)	400,000	371,000
Krung Thai Bank
4.400%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.530% ‡ (A)	400,000	348,500
TMBThanachart Bank, MTN
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.256% ‡ (A)	600,000	553,589
		1,273,089

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Asia Pacific High Income Bond ETF

Value
CORPORATE OBLIGATIONS — continued
TOTAL THAILAND	$1,273,089
TOTAL CORPORATE OBLIGATIONS
(Cost $24,122,273)	20,860,878

TOTAL INVESTMENTS — 80.6%
(Cost $24,122,273)	20,860,878
OTHER ASSETS LESS LIABILITIES – 19.4%	5,035,667
NET ASSETS - 100%	$25,896,545

‡	Perpetual security with no stated maturity date.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

BVI — British Virgin Islands

ICE — Intercontinental Exchange

MTN — Medium Term Note

USD — United States Dollar

As of June 30, 2022, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-012-0900

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 100.1% ‡
Brazil — 5.3%
Health Care — 5.3%
Diagnosticos da America *	2,300	$6,725
Hapvida Participacoes e Investimentos *	37,804	39,543
Hypera *	2,700	19,640
Odontoprev	2,580	4,613
Rede D’Or Sao Luiz	8,700	48,213
TOTAL BRAZIL		118,734

China — 47.8%
Consumer Discretionary — 2.4%
JD Health International *	6,700	52,554

Consumer Staples — 1.5%
Anjoy Foods Group, Cl A	700	17,528
Sichuan Swellfun, Cl A	1,100	15,183
		32,711
Health Care — 43.9%
3SBio	5,500	4,374
Aier Eye Hospital Group, Cl A	12,159	81,196
Akeso *	1,000	2,937
Angelalign Technology *	200	4,007
BeiGene *	3,200	40,168
Beijing Wantai Biological Pharmacy Enterprise, Cl A	605	14,015
CanSino Biologics, Cl H	200	2,048
Changchun High & New Technology Industry Group, Cl A	1,000	34,817
China Evergrande New Energy Vehicle Group * (A)	16,000	6,525
China Medical System Holdings	5,000	7,799
China Resources Double Crane Pharmaceutical, Cl A	2,900	11,100
China Resources Sanjiu Medical & Pharmaceutical, Cl A	2,400	16,109
Chongqing Zhifei Biological Products, Cl A	4,113	68,104
Genscript Biotech *	4,000	14,502
Guangzhou Kingmed Diagnostics Group, Cl A	1,100	13,544
Hangzhou Tigermed Consulting, Cl H	200	2,312
Hansoh Pharmaceutical Group	14,000	28,261
Huadong Medicine, Cl A	3,940	26,540
Hygeia Healthcare Holdings *	1,200	7,975
InnoCare Pharma *	3,000	5,115
Innovent Biologics *	3,000	13,343
Jiangsu Hengrui Medicine, Cl A	15,259	84,418
Jinxin Fertility Group	5,000	4,607
Lifetech Scientific *	10,000	3,683
Livzon Pharmaceutical Group, Cl H	700	2,422
Luye Pharma Group *	8,000	2,630
Microport Scientific *	3,900	11,307
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	2,902	12,207
Shandong Weigao Group Medical Polymer, Cl H	10,800	12,552
Shanghai Fosun Pharmaceutical Group, Cl H	1,000	3,702

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shanghai Junshi Biosciences, Cl H *	600	$3,230
Shanghai Pharmaceuticals Holding, Cl H	2,200	3,645
Shenzhen Kangtai Biological Products, Cl A	2,400	16,174
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,100	98,106
Shijiazhuang Yiling Pharmaceutical, Cl A	4,400	15,948
Sihuan Pharmaceutical Holdings Group	21,000	3,426
Simcere Pharmaceutical Group	5,000	5,480
Sinopharm Group, Cl H	2,800	6,787
Topchoice Medical, Cl A *	700	18,214
Walvax Biotechnology, Cl A	3,800	27,428
WuXi AppTec, Cl H	858	11,426
Wuxi Biologics Cayman *	9,781	89,497
Yunnan Baiyao Group, Cl A	1,980	17,835
Zai Lab *	2,100	7,159
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,400	74,494
Zhejiang Jiuzhou Pharmaceutical, Cl A	2,000	15,423
Zhejiang NHU, Cl A	7,824	26,620
		983,211
TOTAL CHINA		1,068,476

Hungary — 0.7%
Health Care — 0.7%
Richter Gedeon Nyrt	881	15,854
TOTAL HUNGARY		15,854

India — 10.9%
Health Care — 10.9%
Apollo Hospitals Enterprise	657	30,644
Cipla	3,825	44,424
Divi’s Laboratories	1,255	57,693
Gland Pharma *	726	24,837
Sun Pharmaceutical Industries	8,278	87,065
TOTAL INDIA		244,663

Indonesia — 2.6%
Consumer Staples — 0.4%
Industri Jamu Dan Farmasi Sido Muncul	142,100	9,539

Health Care — 2.2%
Kalbe Farma	224,700	25,038
Medikaloka Hermina	71,800	7,253
Metro Healthcare Indonesia TBK *	153,800	5,162

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Mitra Keluarga Karyasehat	64,000	$11,814
		49,267
TOTAL INDONESIA		58,806

Malaysia — 3.6%
Health Care — 3.6%
Hartalega Holdings	16,600	11,525
IHH Healthcare	41,700	61,024
Top Glove	38,700	9,132
TOTAL MALAYSIA		81,681

South Africa — 1.4%
Health Care — 1.4%
Aspen Pharmacare Holdings	2,114	17,942
Life Healthcare Group Holdings	7,117	7,780
Netcare	6,731	5,863
TOTAL SOUTH AFRICA		31,585

South Korea — 17.8%
Health Care — 17.8%
Alteogen *	200	9,411
Celltrion	752	103,435
Celltrion Healthcare	821	43,373
Celltrion Pharm *	197	11,932
Daewoong	282	5,918
Daewoong Pharmaceutical	59	8,020
Green Cross	64	8,306
Hanmi Pharm	57	13,588
Hanmi Science	308	9,500
Hugel *	60	4,861
Samsung Biologics *	158	96,134
Seegene	243	6,766
Shin Poong Pharmaceutical *	247	4,157
SillaJen * (A)	261	1,216
SK Biopharmaceuticals *	371	21,402
SK Bioscience *	358	27,710
ST Pharm	96	6,647
Yuhan	380	16,394
TOTAL SOUTH KOREA		398,770

Thailand — 4.5%
Health Care — 4.5%
Bangkok Chain Hospital	12,100	6,400
Bangkok Dusit Medical Services, Cl F	72,200	51,054
Bumrungrad Hospital	3,600	18,226
Chularat Hospital, Cl F	54,100	5,662

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Mega Lifesciences	3,700	$5,285
Ramkhamhaeng Hospital	5,400	7,713
Thonburi Healthcare Group	3,600	6,262
TOTAL THAILAND		100,602

United Arab Emirates — 4.9%
Industrials — 4.9%
International Holding PJSC *	1,396	108,697
TOTAL UNITED ARAB EMIRATES		108,697

United States — 0.6%
Health Care — 0.6%
Legend Biotech ADR *	232	12,760
TOTAL UNITED STATES		12,760

TOTAL COMMON STOCK
(Cost $3,034,202)		2,240,628

TOTAL INVESTMENTS — 100.1%
(Cost $3,034,202)		2,240,628
OTHER ASSETS LESS LIABILITIES – (0.1)%		(3,016)
NET ASSETS - 100%		$2,237,612

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Emerging Markets Healthcare Index ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$118,734	$—	$—	$118,734
China
Consumer Discretionary	52,554	—	—	52,554
Consumer Staples	32,711	—	—	32,711
Health Care	965,586	11,100	6,525	983,211
Hungary	15,854	—	—	15,854
India	244,663	—	—	244,663
Indonesia	58,806	—	—	58,806
Malaysia	81,681	—	—	81,681
South Africa	31,585	—	—	31,585
South Korea
Health Care	294,119	103,435	1,216	398,770
Thailand	100,602	—	—	100,602
United Arab Emirates	108,697	—	—	108,697
United States	12,760	—	—	12,760
Total Common Stock	2,118,352	114,535	7,741	2,240,628
Total Investments in Securities	$2,118,352	$114,535	$7,741	$2,240,628

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-018-0600

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 95.9% ‡
Brazil — 5.3%
Communication Services — 0.1%
Telefonica Brasil	3,200	$28,797

Consumer Discretionary — 0.3%
Americanas *	5,920	15,203
Lojas Renner *	5,225	22,601
Magazine Luiza *	25,600	11,455
		49,259
Consumer Staples — 0.6%
Ambev	30,600	78,410
BRF *	6,800	17,671
Raia Drogasil	8,000	29,372
		125,453
Energy — 0.8%
Petroleo Brasileiro	25,000	146,000
Ultrapar Participacoes	4,800	11,299
		157,299
Financials — 0.8%
B3 - Brasil Bolsa Balcao	33,800	70,839
Banco Bradesco	8,688	23,890
Banco do Brasil	5,600	35,745
Banco Santander Brasil	2,400	13,222
BB Seguridade Participacoes	4,000	19,857
		163,553
Industrials — 0.6%
CCR	6,400	15,335
Localiza Rent a Car	3,220	32,271
Rumo	6,400	19,544
WEG	9,600	48,556
		115,706
Materials — 1.9%
Klabin	4,000	15,451
Suzano	4,900	46,560
Vale	21,100	308,907
		370,918
Utilities — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo *	1,600	12,903

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Equatorial Energia	4,000	$17,470
		30,373
TOTAL BRAZIL		1,041,358

Chile — 0.6%
Consumer Discretionary — 0.0%
Falabella	4,144	9,510

Energy — 0.1%
Empresas Copec	2,155	15,572

Financials — 0.3%
Banco de Chile	368,014	32,800
Banco de Credito e Inversiones	295	8,470
Banco Santander Chile	367,019	14,514
		55,784
Materials — 0.1%
Empresas CMPC	6,990	11,378

Utilities — 0.1%
Enel Americas	157,546	14,647
Enel Chile	155,527	3,445
		18,092
TOTAL CHILE		110,336

Colombia — 0.1%
Energy — 0.1%
Ecopetrol	26,813	14,518

Financials — 0.0%
Bancolombia	1,240	9,995
TOTAL COLOMBIA		24,513

Czech Republic — 0.3%
Financials — 0.1%
Komercni Banka	402	11,256

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.2%
CEZ	857	$38,503
TOTAL CZECH REPUBLIC		49,759

Egypt — 0.1%
Financials — 0.1%
Commercial International Bank Egypt SAE	9,712	19,259
TOTAL EGYPT		19,259

Greece — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	1,282	22,208
TOTAL GREECE		22,208

Hungary — 0.2%
Energy — 0.1%
MOL Hungarian Oil & Gas	1,995	15,338

Financials — 0.1%
OTP Bank Nyrt	1,223	27,139
TOTAL HUNGARY		42,477

India — 18.1%
Communication Services — 0.5%
Bharti Airtel *	12,385	107,419

Consumer Discretionary — 1.4%
Bajaj Auto	453	21,262
Eicher Motors	725	25,653
Mahindra & Mahindra	4,043	55,964
Maruti Suzuki India	685	73,474
Tata Motors *	10,056	52,437
Titan	1,721	42,305
		271,095
Consumer Staples — 1.5%
Dabur India	2,903	18,231
Godrej Consumer Products *	1,995	19,137
Hindustan Unilever	5,024	141,904
ITC	24,134	83,582
Nestle India	131	28,979
		291,833
Energy — 2.9%
Bharat Petroleum	4,197	16,390
Indian Oil	18,104	17,021
Oil & Natural Gas	14,270	27,384

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Reliance Industries	15,209	$499,886
		560,681
Financials — 4.3%
Axis Bank	15,288	123,276
Bajaj Finance	1,401	95,807
Bajaj Finserv	211	29,208
Housing Development Finance	10,171	279,587
ICICI Bank	25,776	230,824
Piramal Enterprises	443	9,288
State Bank of India	12,063	71,166
		839,156
Health Care — 0.6%
Aurobindo Pharma	1,449	9,414
Dr Reddy’s Laboratories	629	34,996
Sun Pharmaceutical Industries	6,028	63,400
		107,810
Industrials — 0.3%
Larsen & Toubro	3,217	63,476

Information Technology — 4.7%
HCL Technologies	7,244	89,274
Infosys ADR	25,407	470,284
Tata Consultancy Services	6,028	249,379
Tech Mahindra	4,158	52,651
Wipro	10,055	52,973
		914,561
Materials — 1.4%
Asian Paints	2,264	77,267
Grasim Industries	1,819	30,421
Hindalco Industries	11,226	48,139
JSW Steel	4,759	34,018
UltraTech Cement	645	45,797
UPL	2,999	24,015
Vedanta	7,309	20,639
		280,296
Utilities — 0.5%
GAIL India	11,266	19,287
NTPC	14,494	26,227

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Power Grid Corp of India	17,165	$46,057
		91,571
TOTAL INDIA		3,527,898

Indonesia — 3.2%
Communication Services — 0.5%
Telkom Indonesia Persero	369,800	99,292

Consumer Discretionary — 0.4%
Astra International	160,700	71,464

Consumer Staples — 0.2%
Charoen Pokphand Indonesia	50,600	20,379
Unilever Indonesia	52,200	16,714
		37,093
Energy — 0.1%
United Tractors	12,000	22,877

Financials — 2.0%
Bank Central Asia	349,600	170,136
Bank Mandiri Persero	144,600	76,922
Bank Negara Indonesia Persero	53,800	28,349
Bank Rakyat Indonesia Persero	401,700	111,902
		387,309
TOTAL INDONESIA		618,035

Malaysia — 2.5%
Communication Services — 0.2%
DiGi.Com	24,200	19,217
Maxis	24,200	18,119
		37,336
Consumer Discretionary — 0.1%
Genting	16,000	16,481

Consumer Staples — 0.1%
Sime Darby Plantation	18,400	18,077

Financials — 1.4%
CIMB Group Holdings	64,400	72,473
Hong Leong Bank	4,000	18,568
Malayan Banking	45,016	87,734
Public Bank	104,400	103,512
		282,287
Health Care — 0.1%
IHH Healthcare	16,000	23,415

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.3%
Petronas Chemicals Group	24,200	$49,416

Utilities — 0.3%
Petronas Gas	4,000	14,920
Tenaga Nasional	29,800	53,954
		68,874
TOTAL MALAYSIA		495,886

Mexico — 4.1%
Communication Services — 1.2%
America Movil	199,400	203,099
Grupo Televisa	16,000	26,178
		229,277
Consumer Staples — 1.2%
Fomento Economico Mexicano	13,600	91,513
Grupo Bimbo, Ser A	8,800	28,512
Wal-Mart de Mexico	34,500	118,552
		238,577
Financials — 0.6%
Grupo Financiero Banorte, Cl O	17,600	97,850
Grupo Financiero Inbursa, Cl O *	12,000	19,044
		116,894
Industrials — 0.4%
Grupo Aeroportuario del Pacifico, Cl B	3,500	48,589
Grupo Aeroportuario del Sureste, Cl B	1,160	22,723
		71,312
Materials — 0.6%
Cemex *	100,300	38,926
Grupo Mexico	18,400	75,941
		114,867
Real Estate — 0.1%
Fibra Uno Administracion †	22,600	22,437
TOTAL MEXICO		793,364

Peru — 0.5%
Financials — 0.2%
Credicorp	399	47,844

Materials — 0.3%
Cia de Minas Buenaventura SAA ADR	4,581	30,234

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Southern Copper	549	$27,346
		57,580
TOTAL PERU		105,424

Philippines — 1.2%
Financials — 0.2%
BDO Unibank	16,870	33,903

Industrials — 0.4%
Ayala	2,420	26,407
JG Summit	29,545	26,168
SM Investments	2,420	34,417
		86,992
Real Estate — 0.6%
Ayala Land	82,500	38,261
SM Prime	112,600	74,848
		113,109
Utilities — 0.0%
AC Energy	9,960	1,456
TOTAL PHILIPPINES		235,460

Poland — 1.0%
Communication Services — 0.0%
CD Projekt	485	10,322

Consumer Discretionary — 0.1%
LPP	11	22,008

Energy — 0.2%
Polski Koncern Naftowy Orlen	2,253	34,337

Financials — 0.6%
Bank Polska Kasa Opieki	1,329	24,104
Powszechna Kasa Oszczednosci Bank Polski	6,635	41,322
Powszechny Zaklad Ubezpieczen	4,824	32,168
Santander Bank Polska	259	13,423
		111,017
Materials — 0.1%
KGHM Polska Miedz	927	24,516
TOTAL POLAND		202,200

Qatar — 1.7%
Financials — 1.4%
Masraf Al Rayan	30,182	34,229
Qatar Islamic Bank	8,852	54,083

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Qatar National Bank	31,377	$172,146
		260,458
Industrials — 0.3%
Industries Qatar	14,075	61,645
TOTAL QATAR		322,103

Romania — 0.1%
Real Estate — 0.1%
NEPI Rockcastle	2,163	11,499
TOTAL ROMANIA		11,499

Russia — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR (A)(B)	3,839	—

Consumer Discretionary — 0.0%
X5 Retail Group GDR (A)(B)	915	—

Consumer Staples — 0.0%
Magnit PJSC GDR (A)(B)	2,616	—

Energy — 0.0%
Gazprom PJSC * (A)(B)	89,700	—
LUKOIL PJSC (A)(B)	3,729	—
Novatek PJSC GDR * (A)(B)	756	—
Rosneft Oil PJSC (A)(B)	10,270	—
Tatneft PJSC (A)(B)	16,537	—
		—
Financials — 0.0%
Sberbank of Russia PJSC * (A)(B)	99,330	—

Materials — 0.0%
Alrosa PJSC (A)(B)	18,910	—
MMC Norilsk Nickel PJSC (A)(B)	670	—
Novolipetsk Steel PJSC (A)(B)	8,860	—
Severstal PAO * (A)(B)	1,512	—
		—
TOTAL RUSSIA		—

South Africa — 6.4%
Communication Services — 0.7%
MTN Group	11,267	90,810
MultiChoice Group	2,283	16,139
Vodacom Group	3,417	27,350
		134,299

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 1.7%
Absa Group	4,825	$45,533
Mr Price Group	1,303	14,107
Naspers, Cl N	1,774	256,392
Woolworths Holdings	5,287	17,508
		333,540
Consumer Staples — 0.6%
Bid	2,253	42,194
Clicks Group	1,353	22,572
Shoprite Holdings	4,300	51,939
		116,705
Energy — 0.1%
Exxaro Resources	1,398	16,912

Financials — 2.2%
Capitec Bank	700	84,693
Discovery *	4,799	37,525
FirstRand	30,069	114,476
Nedbank Group	3,042	38,491
Old Mutual	26,530	17,862
Remgro	2,852	22,616
Sanlam	9,779	31,559
Standard Bank Group	8,850	83,824
		431,046
Industrials — 0.5%
Bidvest Group	1,803	23,067
Sasol *	3,739	84,829
		107,896
Materials — 0.5%
Anglo American Platinum	476	41,404
Gold Fields	5,380	50,245
		91,649
Real Estate — 0.1%
Growthpoint Properties †	16,091	12,130
TOTAL SOUTH AFRICA		1,244,177

South Korea — 18.3%
Communication Services — 1.5%
Kakao	1,722	92,704
NAVER	845	156,192
NCSoft	123	33,109
SK Telecom	318	12,729
		294,734
Consumer Discretionary — 2.1%
Coway	291	14,322

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Hyundai Mobis	461	$70,655
Hyundai Motor	1,007	139,990
Kangwon Land *	653	12,774
Kia	2,011	119,725
LG Electronics	765	52,025
		409,491
Consumer Staples — 0.7%
Amorepacific	286	28,635
E-MART	107	8,694
KT&G	1,131	71,602
LG H&H	67	35,090
		144,021
Energy — 0.5%
HD Hyundai	243	11,117
SK Innovation *	429	63,474
S-Oil	251	20,105
		94,696
Financials — 2.0%
DB Insurance	275	12,983
Hana Financial Group	2,412	73,099
Industrial Bank of Korea	1,401	10,380
KB Financial Group	2,878	106,728
Samsung Fire & Marine Insurance	369	57,124
Samsung Life Insurance	379	18,273
Shinhan Financial Group	3,078	87,831
Woori Financial Group	2,628	24,491
		390,909
Health Care — 0.9%
Celltrion	336	46,236
Celltrion Healthcare	999	52,783
Samsung Biologics *	120	73,013
		172,032
Industrials — 1.3%
Hyundai Engineering & Construction	435	13,853
Korea Shipbuilding & Offshore Engineering *	211	15,260
LG	878	52,677
Samsung C&T	782	74,080
Samsung Heavy Industries *	7,565	35,366
SK Holdings	317	52,492
		243,728
Information Technology — 7.6%
LG Display	1,191	13,347
Samsung Electro-Mechanics	541	54,375
Samsung Electronics	23,462	1,029,986

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Samsung SDI	363	$148,734
Samsung SDS	187	18,723
SK Hynix	2,971	208,226
SK Square *	581	17,479
		1,490,870
Materials — 1.4%
Hyundai Steel	435	10,754
Korea Zinc	43	16,145
LG Chemical	323	128,364
Lotte Chemical	99	13,725
POSCO Holdings	549	97,462
		266,450
Utilities — 0.3%
Korea Electric Power *	3,412	59,258
TOTAL SOUTH KOREA		3,566,189

Taiwan — 27.2%
Communication Services — 1.4%
Chunghwa Telecom	32,000	131,300
Far EasTone Telecommunications	21,000	59,044
Taiwan Mobile	21,000	76,278
		266,622
Consumer Staples — 0.7%
President Chain Store	8,000	73,318
Uni-President Enterprises	32,000	72,107
		145,425
Energy — 0.1%
Formosa Petrochemical	8,000	25,238

Financials — 6.4%
Cathay Financial Holding	48,000	82,170
Chailease Holding	12,153	85,222
Chang Hwa Commercial Bank	121,445	70,865
China Development Financial Holding	148,000	73,170
CTBC Financial Holding	96,000	81,040
E.Sun Financial Holding	94,539	92,207
First Financial Holding	98,255	86,578
Fubon Financial Holding	52,800	106,191
Hua Nan Financial Holdings	83,720	63,635
Mega Financial Holding	65,000	77,169
Shanghai Commercial & Savings Bank	51,000	91,079
Shin Kong Financial Holding	246,000	72,476
SinoPac Financial Holdings	56,000	31,641
Taishin Financial Holding	166,411	91,227
Taiwan Cooperative Financial Holding	86,052	77,707

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Yuanta Financial Holding	95,280	$63,128
		1,245,505
Industrials — 0.4%
Far Eastern New Century	70,000	74,865

Information Technology — 15.7%
ASE Technology Holding	26,000	66,807
Asustek Computer	8,000	83,542
AUO	82,000	44,953
Catcher Technology	8,000	44,529
Delta Electronics	16,000	119,192
Hon Hai Precision Industry	73,000	267,611
Innolux	48,000	19,533
Lite-On Technology	34,000	66,208
MediaTek	8,000	175,156
Novatek Microelectronics	8,000	81,255
Pegatron	27,000	51,760
Quanta Computer	24,000	64,412
Taiwan Semiconductor Manufacturing	118,000	1,889,048
United Microelectronics	64,000	84,268
		3,058,274
Materials — 2.5%
Asia Cement	32,000	47,139
China Steel	109,000	104,295
Formosa Chemicals & Fibre	23,000	57,784
Formosa Plastics	32,000	116,771
Nan Ya Plastics	40,000	111,658
Taiwan Cement	40,370	53,630
		491,277
TOTAL TAIWAN		5,307,206

Tanzania — 0.2%
Materials — 0.2%
AngloGold Ashanti	2,653	39,680
TOTAL TANZANIA		39,680

Thailand — 2.5%
Communication Services — 0.2%
Advanced Info Service	8,000	44,011

Consumer Staples — 0.3%
CP ALL	40,300	68,392
		68,392
Energy — 0.7%
PTT	83,900	80,684

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
PTT Exploration & Production	11,500	$51,882
		132,566
Financials — 0.3%
SCB X	19,800	58,244

Health Care — 0.2%
Bangkok Dusit Medical Services, Cl F	45,600	32,244
		32,244
Industrials — 0.4%
Airports of Thailand *	34,900	70,086
		70,086
Materials — 0.3%
PTT Global Chemical	18,400	23,680
Siam Cement	4,200	44,429
		68,109
Real Estate — 0.1%
Central Pattana	11,000	18,979
		18,979
TOTAL THAILAND		492,631

Turkey — 0.4%
Consumer Staples — 0.2%
BIM Birlesik Magazalar	5,626	27,243

Energy — 0.1%
Turkiye Petrol Rafinerileri *	1,609	25,489

Financials — 0.1%
Akbank	40,218	19,319
TOTAL TURKEY		72,051

United Arab Emirates — 1.6%
Communication Services — 0.6%
Emirates Telecommunications Group PJSC	16,889	120,008

Financials — 0.9%
Abu Dhabi Commercial Bank PJSC	16,288	39,289
First Abu Dhabi Bank PJSC	25,262	129,158
		168,447

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.1%
Emaar Properties PJSC	18,922	$26,788
TOTAL UNITED ARAB EMIRATES		315,243

United States — 0.2%
Consumer Staples — 0.2%
JBS	4,800	28,996
TOTAL UNITED STATES		28,996

TOTAL COMMON STOCK
(Cost $23,826,215)		18,687,952

PREFERRED STOCK — 3.8%
BRAZIL— 2.4%
Energy — 0.8%
Petroleo Brasileiro (C)	27,400	146,341

Financials — 1.4%
Banco Bradesco (C)	36,771	120,942
Itau Unibanco Holding * (C)	26,200	113,579
Itausa * (C)	30,220	48,195
		282,716
Materials — 0.1%
Gerdau (C)	5,600	23,934

Utilities — 0.1%
Cia Energetica de Minas Gerais (C)	7,025	13,943
TOTAL BRAZIL		466,934

CHILE— 0.4%
Materials — 0.4%
Sociedad Quimica y Minera de Chile (C)	1,017	83,043

COLOMBIA— 0.1%
Financials — 0.1%
Bancolombia (C)	2,469	18,809

RUSSIA— 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A)(B)(C)	50,900	—

SOUTH KOREA— 0.9%
Information Technology — 0.9%
Samsung Electronics (C)	4,414	176,778

TOTAL PREFERRED STOCK
(Cost $883,971)		745,564

TOTAL INVESTMENTS — 99.7%
(Cost $24,710,186)		19,433,516
OTHER ASSETS LESS LIABILITIES – 0.3%		65,822
NET ASSETS - 100%		$19,499,338

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint-Stock Company
Ser — Series

The following summarizes the market value of the Fund’s investments used as of June 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Brazil	$1,041,358	$—	$—		$1,041,358
Chile	110,336	—	—		110,336
Colombia	24,513	—	—		24,513
Czech Republic	49,759	—	—		49,759
Egypt	19,259	—	—		19,259
Greece	22,208	—	—		22,208
Hungary	42,477	—	—		42,477
India	3,527,898	—	—		3,527,898
Indonesia	618,035	—	—		618,035
Malaysia	495,886	—	—		495,886
Mexico	793,364	—	—		793,364
Peru	105,424	—	—		105,424
Philippines	235,460	—	—		235,460
Poland	202,200	—	—		202,200
Qatar	322,103	—	—		322,103
Romania	11,499	—	—		11,499
Russia
Communication Services	—	—	—	‡‡	—
Consumer Discretionary	—	—	—	‡‡	—
Consumer Staples	—	—	—	‡‡	—
Energy	—	—	—	‡‡	—
Financials	—	—	—	‡‡	—
Materials	—	—	—	‡‡	—
South Africa	1,244,177	—	—		1,244,177
South Korea
Communication Services	294,734	—	—		294,734
Consumer Discretionary	409,491	—	—		409,491
Consumer Staples	144,021	—	—		144,021
Energy	94,696	—	—		94,696

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

Financials	$390,909	$—	$—		$390,909
Health Care	125,796	46,236	—		172,032
Industrials	243,728	—	—		243,728
Information Technology	1,490,870	—	—		1,490,870
Materials	266,450	—	—		266,450
Utilities	59,258	—	—		59,258
Taiwan	5,307,206	—	—		5,307,206
Tanzania	39,680	—	—		39,680
Thailand	492,631	—	—		492,631
Turkey	72,051	—	—		72,051
United Arab Emirates	315,243	—	—		315,243
United States	28,996	—	—		28,996
Total Common Stock	18,641,716	46,236	—		18,687,952
Preferred Stock
Brazil	466,934	—	—		466,934
Chile	83,043	—	—		83,043
Colombia	18,809	—	—		18,809
Russia
Energy	—	—	—	‡‡	—
South Korea	176,778	—	—		176,778
Total Preferred Stock	745,564	—	—		745,564
Total Investments in Securities	$19,387,280	$46,236	$—		$19,433,516

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
#	Security or securities with a market value of $0.

Amounts designated as “--” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-014-0700

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — 99.0% ‡
China — 97.9%
Communication Services — 17.0%
37 Interactive Entertainment Network Technology Group, Cl A	1,300	$4,117
Baidu, Cl A *	16,450	311,309
NetEase	14,000	257,093
Tencent Holdings	13,600	614,231
		1,186,750
Consumer Discretionary — 31.0%
Alibaba Group Holding *	42,836	610,855
Alibaba Health Information Technology *	14,000	9,634
BYD, Cl A	901	44,819
BYD, Cl H	7,000	280,109
China Ruyi Holdings *	36,000	13,213
Li Auto ADR *	4,835	185,229
Meituan, Cl B *	24,900	616,237
Ping An Healthcare and Technology *	4,300	12,741
Pop Mart International Group	4,800	23,183
Tongcheng Travel Holdings *	10,400	22,372
Vipshop Holdings ADR *	3,850	38,076
XPeng ADR, Cl A *	3,628	115,153
Yadea Group Holdings	10,000	19,574
Yum China Holdings	3,652	177,122
		2,168,317
Consumer Staples — 4.0%
Angel Yeast, Cl A	400	2,909
Anjoy Foods Group, Cl A	200	5,008
By-health, Cl A	900	2,906
China Feihe	31,000	35,634
China Mengniu Dairy	27,000	134,708
Dali Foods Group	17,500	9,300
Henan Shuanghui Investment & Development, Cl A	1,700	7,430
Inner Mongolia Yili Industrial Group, Cl A	3,200	18,591
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	300	1,549
Uni-President China Holdings	11,000	9,434
Want Want China Holdings	40,000	34,765
Yihai International Holding	4,000	14,426
		276,660
Energy — 0.1%
China Suntien Green Energy, Cl H	15,000	7,646

Financials — 13.2%
China Construction Bank, Cl H	769,000	516,460
China Merchants Bank, Cl A	10,500	66,093
China Merchants Bank, Cl H	34,000	227,477
Far East Horizon	13,000	10,901
Huatai Securities, Cl A	3,800	8,049
Huatai Securities, Cl H	13,200	19,580

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Orient Securities, Cl A	3,800	$5,787
Postal Savings Bank of China, Cl A	13,600	10,934
Postal Savings Bank of China, Cl H	68,000	53,988
		919,269
Health Care — 10.6%
3SBio	12,500	9,940
CanSino Biologics, Cl A	58	1,722
CanSino Biologics, Cl H	1,000	10,240
China Medical System Holdings	12,000	18,718
China Resources Sanjiu Medical & Pharmaceutical, Cl A	500	3,356
CSPC Pharmaceutical Group	77,800	77,236
Genscript Biotech *	10,000	36,256
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	800	3,770
Guangzhou Kingmed Diagnostics Group, Cl A	300	3,694
Hansoh Pharmaceutical Group	10,000	20,186
Huadong Medicine, Cl A	900	6,063
Jafron Biomedical, Cl A	400	3,036
Jinxin Fertility Group	13,000	11,978
Joincare Pharmaceutical Group Industry, Cl A	900	1,658
Livzon Pharmaceutical Group, Cl A	200	1,080
Microport Scientific *	5,400	15,656
Ovctek China, Cl A	480	4,095
Pharmaron Beijing, Cl A	450	6,391
Pharmaron Beijing, Cl H	1,350	13,514
Shandong Weigao Group Medical Polymer, Cl H	21,200	24,639
Shanghai Fosun Pharmaceutical Group, Cl A	1,000	6,576
Shanghai Fosun Pharmaceutical Group, Cl H	4,500	16,659
Shanghai Pharmaceuticals Holding, Cl A	1,400	3,776
Shanghai Pharmaceuticals Holding, Cl H	6,700	11,100
Shenzhen Mindray Bio-Medical Electronics, Cl A	600	28,030
Sinopharm Group, Cl H	11,200	27,147
Topchoice Medical, Cl A *	200	5,204
WuXi AppTec, Cl A	1,320	20,475
WuXi AppTec, Cl H	3,500	46,610
Wuxi Biologics Cayman *	32,000	292,802
Yunnan Baiyao Group, Cl A	1,020	9,188
Zhejiang Jiuzhou Pharmaceutical, Cl A	400	3,085
		743,880
Industrials — 6.6%
Air China, Cl A *	3,400	5,888
Air China, Cl H *	16,000	13,906
Beijing Capital International Airport, Cl H *	18,000	12,272
Beijing Easpring Material Technology, Cl A	300	4,042
China Baoan Group, Cl A	1,300	2,616
China Communications Services, Cl H	20,000	8,793
China Conch Venture Holdings	14,000	30,509
China Eastern Airlines, Cl A *	4,600	3,767

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Everbright Environment Group	31,000	$18,291
China Lesso Group Holdings	10,000	15,089
China Southern Airlines, Cl A *	5,600	6,106
China Southern Airlines, Cl H *	16,000	9,257
CITIC	49,000	49,643
Contemporary Amperex Technology, Cl A *	1,300	103,547
Eve Energy, Cl A	900	13,089
Fosun International	21,000	19,402
Gotion High-tech, Cl A	900	6,121
Jiangsu Zhongtian Technology, Cl A	1,700	5,857
Keda Industrial Group	900	2,771
Ming Yang Smart Energy Group, Cl A	1,000	5,042
SF Holding, Cl A	2,500	20,812
Shanghai Construction Group, Cl A	4,500	2,034
Shanghai Electric Group, Cl A *	6,500	3,985
Shanghai M&G Stationery, Cl A	500	4,182
Shenzhen Inovance Technology, Cl A	1,350	13,264
Shenzhen International Holdings	12,413	12,212
Sinotrans, Cl A	2,200	1,273
Sinotruk Hong Kong	6,000	8,411
Sungrow Power Supply, Cl A	800	11,724
Titan Wind Energy Suzhou, Cl A	900	2,214
Xinjiang Goldwind Science & Technology, Cl A	1,800	3,974
Xinjiang Goldwind Science & Technology, Cl H	6,600	12,347
Zhejiang Chint Electrics, Cl A	1,100	5,871
Zhejiang Expressway, Cl H	12,000	11,072
Zhejiang Weixing New Building Materials, Cl A	800	2,869
Zoomlion Heavy Industry Science and Technology, Cl A	3,600	3,308
Zoomlion Heavy Industry Science and Technology, Cl H	12,200	6,514
		462,074
Information Technology — 2.9%
AAC Technologies Holdings	6,500	14,960
Kingdee International Software Group *	24,000	56,277
Lenovo Group	62,000	57,915
Unisplendour, Cl A	1,451	4,199
Xinyi Solar Holdings	44,000	67,960
		201,311
Materials — 2.6%
Baoshan Iron & Steel, Cl A	11,400	10,237
BBMG, Cl A	4,200	1,735
Chengtun Mining Group, Cl A	1,400	1,621
Chengxin Lithium Group, Cl A	400	3,601
China Jushi, Cl A	2,086	5,417
China Resources Cement Holdings	20,000	13,432
CMOC Group, Cl A	9,000	7,692
CMOC Group, Cl H	36,000	20,094
Ganfeng Lithium, Cl A	600	13,308

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ganfeng Lithium, Cl H	3,080	$33,893
GEM, Cl A	2,400	3,258
Huaxin Cement, Cl A	700	2,037
Jiangsu Eastern Shenghong, Cl A	2,000	5,045
Kingfa Sci & Tech, Cl A	1,300	1,846
Shandong Nanshan Aluminum, Cl A	6,100	3,358
Shanghai Putailai New Energy Technology, Cl A	700	8,812
Sichuan Yahua Industrial Group, Cl A	500	2,435
Sinopec Shanghai Petrochemical, Cl A	3,700	1,755
Skshu Paint, Cl A *	240	4,633
Suzhou TA&A Ultra Clean Technology, Cl A	200	2,607
Transfar Zhilian, Cl A	1,500	1,439
Youngy, Cl A *	100	2,293
Yunnan Energy New Material, Cl A	400	14,943
Yunnan Tin, Cl A	800	2,001
Zhejiang Huayou Cobalt, Cl A	780	11,125
Zhejiang Yongtai Technology, Cl A	400	1,965
		180,582
Real Estate — 6.4%
A-Living Smart City Services, Cl H	5,250	8,443
China Overseas Land & Investment	33,000	104,296
China Resources Mixc Lifestyle Services	5,800	28,753
China Vanke, Cl A	5,000	15,289
China Vanke, Cl H	14,600	36,691
CIFI Ever Sunshine Services Group	6,000	7,646
CIFI Holdings Group	33,280	16,710
Country Garden Services Holdings	18,000	80,171
Greentown Service Group	14,000	15,843
Hopson Development Holdings	6,743	10,295
Jinke Properties Group, Cl A *	2,700	1,152
Logan Group (A)	14,000	3,889
Longfor Group Holdings	16,000	75,545
Shimao Group Holdings (A)	12,500	6,850
Wharf Holdings	10,000	36,447
		448,020
Utilities — 3.5%
Beijing Enterprises Water Group	36,000	10,873
CECEP Solar Energy, Cl A *	1,500	1,868
CECEP Wind-Power, Cl A	2,600	1,862
China Gas Holdings	26,200	40,467
China Resources Gas Group	8,000	37,263
China Three Gorges Renewables Group, Cl A	14,600	13,698
ENN Energy Holdings	6,800	111,702
ENN Natural Gas, Cl A	1,200	3,327

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Kunlun Energy	32,000	$26,222
		247,282
TOTAL CHINA		6,841,791

Hong Kong — 0.9%
Consumer Staples — 0.1%
Vinda International Holdings	3,000	7,684

Health Care — 0.8%
Sino Biopharmaceutical	89,000	56,370
TOTAL HONG KONG		64,054

Singapore — 0.2%
Industrials — 0.2%
BOC Aviation	1,800	15,128
TOTAL SINGAPORE		15,128

TOTAL COMMON STOCK
(Cost $7,886,893)		6,920,973

TOTAL INVESTMENTS — 99.0%
(Cost $7,886,893)		6,920,973
OTHER ASSETS LESS LIABILITIES – 1.0%		71,847
NET ASSETS - 100%		$6,992,820

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited) June 30, 2022

KraneShares MSCI China ESG Leaders ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$1,186,750	$—	$—	$1,186,750
Consumer Discretionary	2,168,317	—	—	2,168,317
Consumer Staples	276,660	—	—	276,660
Energy	7,646	—	—	7,646
Financials	919,269	—	—	919,269
Health Care	743,880	—	—	743,880
Industrials	462,074	—	—	462,074
Information Technology	201,311	—	—	201,311
Materials	180,582	—	—	180,582
Real Estate	437,281	—	10,739	448,020
Utilities	247,282	—	—	247,282
Hong Kong	64,054	—	—	64,054
Singapore	15,128	—	—	15,128
Total Common Stock	6,910,234	—	10,739	6,920,973
Total Investments in Securities	$6,910,234	$—	$10,739	$6,920,973

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-021-0300

Schedule of Investments (Unaudited) June 30, 2022

KraneShares CICC China 5G & Semiconductor Index ETF

	Shares	Value
COMMON STOCK — 99.5% ‡
China — 99.5%
Industrials — 4.7%
Ginlong Technologies, Cl A	16,400	$521,047
Sunwoda Electronic, Cl A	82,600	389,332
		910,379
Information Technology — 94.8%
Advanced Micro-Fabrication Equipment China, Cl A *	24,714	430,381
Avary Holding Shenzhen, Cl A	99,085	446,490
BOE Technology Group, Cl A	1,479,830	869,683
Chaozhou Three-Circle Group, Cl A	86,064	386,403
China Resources Microelectronics, Cl A	49,951	440,113
Foxconn Industrial Internet, Cl A	776,374	1,139,513
Gigadevice Semiconductor Beijing, Cl A	25,500	540,908
GoerTek, Cl A	155,222	777,939
Hangzhou Silan Microelectronics, Cl A	55,600	431,252
Hua Hong Semiconductor *	56,000	202,678
Luxshare Precision Industry, Cl A	342,905	1,728,284
Maxscend Microelectronics, Cl A	23,669	476,610
Montage Technology, Cl A	45,411	410,339
National Silicon Industry Group, Cl A *	95,067	325,861
NAURA Technology Group, Cl A	20,518	848,117
SG Micro, Cl A	12,600	342,092
Shenzhen Transsion Holdings, Cl A	40,085	533,514
StarPower Semiconductor, Cl A	5,729	329,767
Sunny Optical Technology Group	57,600	938,841
TCL Zhonghuan Renewable Energy Technology, Cl A	127,600	1,120,844
Unigroup Guoxin Microelectronics, Cl A	22,900	648,040
Will Semiconductor Shanghai, Cl A	38,671	998,067
Wingtech Technology, Cl A	60,455	767,478
Xiaomi, Cl B *	739,200	1,284,918
Yealink Network Technology, Cl A	31,880	362,111
Zhejiang Dahua Technology, Cl A	122,911	301,035
Zhejiang Jingsheng Mechanical & Electrical, Cl A	50,020	504,289
ZTE, Cl H	339,200	790,189
		18,375,756
TOTAL CHINA		19,286,135

TOTAL COMMON STOCK
(Cost $22,057,373)		19,286,135

TOTAL INVESTMENTS — 99.5%
(Cost $22,057,373)		19,286,135
OTHER ASSETS LESS LIABILITIES – 0.5%		92,559
NET ASSETS - 100%		$19,378,694

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

Schedule of Investments (Unaudited) June 30, 2022

KraneShares CICC China 5G & Semiconductor Index ETF

As of June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-022-0300

Schedule of Investments (Unaudited) June 30, 2022

KraneShares CICC China Consumer Leaders Index ETF

	Shares	Value
COMMON STOCK — 95.8% ‡
China — 95.8%
Consumer Discretionary — 33.7%
ANTA Sports Products	25,000	$307,126
China Tourism Group Duty Free, Cl A	16,300	566,325
Ecovacs Robotics, Cl A	3,533	64,234
Gree Electric Appliances of Zhuhai, Cl A	76,700	385,777
Haidilao International Holding *	23,000	53,639
Haier Smart Home, Cl A	78,500	321,531
Hangzhou Robam Appliances, Cl A	9,900	53,205
Li Ning	46,500	430,811
Midea Group, Cl A	75,865	683,376
Oppein Home Group, Cl A	3,200	71,921
Zhejiang Supor, Cl A	3,400	28,572
		2,966,517
Consumer Staples — 61.7%
Anhui Gujing Distillery, Cl A	3,000	111,718
China Mengniu Dairy	64,000	319,309
Chongqing Brewery, Cl A	4,036	88,255
Dali Foods Group	41,500	22,054
Foshan Haitian Flavouring & Food, Cl A	24,156	325,577
Henan Shuanghui Investment & Development, Cl A	21,235	92,805
Hengan International Group	13,000	61,049
Inner Mongolia Yili Industrial Group, Cl A	85,300	495,575
Jiangsu King’s Luck Brewery JSC, Cl A	10,500	79,875
Jiangsu Yanghe Brewery JSC, Cl A	11,017	300,970
Kweichow Moutai, Cl A	4,200	1,281,137
Luzhou Laojiao, Cl A	12,500	459,675
Muyuan Foods, Cl A	43,992	362,674
Shanxi Xinghuacun Fen Wine Factory, Cl A	8,800	426,336
Sichuan Swellfun, Cl A	4,100	56,593
Want Want China Holdings	92,000	79,960
Wuliangye Yibin, Cl A	29,000	873,478
		5,437,040
Materials — 0.4%
Huafon Chemical, Cl A	28,700	36,131
TOTAL CHINA		8,439,688

TOTAL COMMON STOCK
(Cost $7,804,927)		8,439,688

TOTAL INVESTMENTS — 95.8%
(Cost $7,804,927)		8,439,688
OTHER ASSETS LESS LIABILITIES – 4.2%		368,246
NET ASSETS - 100%		$8,807,934

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class
JSC — Joint-Stock Company

Schedule of Investments (Unaudited) June 30, 2022

KraneShares CICC China Consumer Leaders Index ETF

As of June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-023-0300

Schedule of Investments (Unaudited) June 30, 2022

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.6% ‡
China — 99.6%
Consumer Discretionary — 7.5%
Autel Intelligent Technology, Cl A	127,755	$627,322
Beijing Roborock Technology, Cl A	15,772	1,450,821
Chengdu XGimi Technology, Cl A	19,831	910,669
Ninebot *	168,830	1,120,631
Tianneng Battery Group, Cl A	59,670	307,776
		4,417,219
Health Care — 12.2%
Bloomage Biotechnology, Cl A	45,431	963,483
CanSino Biologics, Cl A	32,517	965,586
Changchun BCHT Biotechnology, Cl A	17,544	173,629
Micro-Tech Nanjing, Cl A	35,366	459,995
Qingdao Haier Biomedical, Cl A	89,827	975,821
Sansure Biotech, Cl A	138,927	613,589
Shandong Weigao Orthopaedic Device, Cl A	16,998	122,182
Shanghai Junshi Biosciences, Cl A *	163,244	1,834,492
Shanghai Medicilon, Cl A	20,520	1,039,477
		7,148,254
Industrials — 13.8%
Guangdong Jia Yuan Technology Shares, Cl A	77,407	979,913
Jiangsu GoodWe Power Supply Technology, Cl A	29,086	1,358,004
Ningbo Ronbay New Energy Technology, Cl A	126,930	2,450,676
Pylon Technologies, Cl A	36,557	1,702,380
Zhejiang HangKe Technology, Cl A	57,331	599,118
Zhuhai CosMX Battery, Cl A	52,971	242,566
Zhuzhou CRRC Times Electric, Cl A	82,055	795,435
		8,128,092
Information Technology — 56.3%
3peak, Cl A	18,943	1,586,796
Advanced Micro-Fabrication Equipment China, Cl A *	174,584	3,040,285
Amlogic Shanghai, Cl A *	116,472	1,754,672
Beijing Kingsoft Office Software, Cl A	87,068	2,560,014
Bestechnic Shanghai, Cl A	33,996	697,749
Cambricon Technologies, Cl A *	94,627	913,214
China Railway Signal & Communication, Cl A	1,221,180	825,146
China Resources Microelectronics, Cl A	249,324	2,196,768
Everdisplay Optronics Shanghai, Cl A *	1,311,658	524,335
GalaxyCore, Cl A *	94,392	288,771
Jinko Solar, Cl A	661,040	1,472,111
Montage Technology, Cl A	213,955	1,933,324
National Silicon Industry Group, Cl A *	513,779	1,761,081
OPT Machine Vision Tech, Cl A	11,683	450,734
Qi An Xin Technology Group, Cl A *	128,824	1,072,220
Raytron Technology, Cl A	126,360	748,638
Shanghai Friendess Electronic Technology, Cl A	20,625	676,951

Schedule of Investments (Unaudited) June 30, 2022

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Shenzhen Transsion Holdings, Cl A	113,561	$1,511,448
Trina Solar, Cl A	511,737	4,980,585
Verisilicon Microelectronics Shanghai, Cl A *	117,072	862,647
Xinjiang Daqo New Energy, Cl A	99,982	1,018,879
Zhejiang Supcon Technology, Cl A	140,751	1,527,556
ZWSOFT Guangzhou, Cl A	20,463	639,206
		33,043,130
Materials — 9.8%
Cathay Biotech, Cl A	59,024	984,291
Hunan Changyuan Lico, Cl A	182,183	543,489
Jiangsu Cnano Technology, Cl A	87,722	2,217,584
Suzhou Nanomicro Technology, Cl A	18,894	227,741
Western Superconducting Technologies, Cl A	131,466	1,807,996
		5,781,101
TOTAL CHINA		58,517,796

TOTAL COMMON STOCK
(Cost $67,967,879)		58,517,796

TOTAL INVESTMENTS — 99.6%
(Cost $67,967,879)		58,517,796
OTHER ASSETS LESS LIABILITIES – 0.4%		229,521
NET ASSETS - 100%		$58,747,317

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

As of June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-024-0300

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
China — 99.8%
Communication Services — 29.7%
Baidu, Cl A *	14,050	$265,890
Bilibili, Cl Z *	2,760	70,698
China Literature *	13,800	66,653
Kingsoft	27,200	106,069
Kuaishou Technology, Cl B *	44,300	493,417
NetEase	18,500	339,731
Tencent Holdings	9,700	438,091
		1,780,549
Consumer Discretionary — 42.2%
Alibaba Group Holding *	34,800	496,259
Alibaba Health Information Technology *	134,000	92,214
Haier Smart Home, Cl H	79,200	293,204
JD Health International *	34,650	271,788
JD.com, Cl A *	15,510	499,660
Li Auto, Cl A *	9,900	192,904
Meituan, Cl B *	19,200	475,171
NIO, Cl A *	1,730	37,921
Ping An Healthcare and Technology *	15,000	44,444
Trip.com Group *	1,550	43,772
XPeng, Cl A *	4,900	78,930
		2,526,267
Financials — 1.2%
ZhongAn Online P&C Insurance, Cl H *	21,400	69,679

Information Technology — 26.7%
AAC Technologies Holdings	23,000	52,935
BYD Electronic International	25,000	78,852
GDS Holdings, Cl A *	7,100	29,904
Hua Hong Semiconductor *	18,000	65,146
Kingdee International Software Group *	74,000	173,520
Lenovo Group	228,000	212,980
Ming Yuan Cloud Group Holdings	29,000	46,418
SenseTime Group, Cl B *	31,000	12,365
Sunny Optical Technology Group	23,000	374,885
Xiaomi, Cl B *	317,000	551,027
		1,598,032
TOTAL CHINA		5,974,527

TOTAL COMMON STOCK
(Cost $6,929,734)		5,974,527

TOTAL INVESTMENTS — 99.8%
(Cost $6,929,734)		5,974,527
OTHER ASSETS LESS LIABILITIES – 0.2%		11,012
NET ASSETS - 100%		$5,985,539

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Hang Seng TECH Index ETF

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

As of June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-028-0300

Schedule of Investments (Unaudited) June 30, 2022

KraneShares China Innovation ETF

	Shares	Value
EXCHANGE - TRADED FUNDS — 102.4%
KraneShares CICC China 5G and Semiconductor Index ETF * †	14,716	$287,106
KraneShares CSI China Internet ETF * †	18,816	616,412
KraneShares MSCI All China Health Care Index ETF * †	21,717	507,743
KraneShares MSCI China Clean Technology Index ETF †	11,016	459,037
KraneShares SSE STAR Market 50 Index ETF * †	11,005	200,071
TOTAL EXCHANGE - TRADED FUNDS
(Cost $2,659,761)		2,070,369

TOTAL INVESTMENTS — 102.4%
(Cost $2,659,761)		2,070,369
OTHER ASSETS LESS LIABILITIES – (2.4)%		(47,854)
NET ASSETS - 100%		$2,022,515

*	Non-income producing security.
†	Affiliated Investment.

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

As of June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Transactions with affiliated companies during the period ended June 30, 2022 are as follows:

Value of Shares Held as of 3/31/22	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain(Loss)	Value of Shares Held as of 6/30/2022	Balance of Shares Held as of 6/30/2022	Dividend Income
KraneShares CICC China 5G and Semiconductor Index ETF
$433,558	$8,989	$(151,279)	$2,700	$(6,862)	$287,106	14,716	$—
KraneShares CSI China Internet ETF
759,535	9,011	(272,939)	101,721	19,084	616,412	18,816	—
KraneShares MSCI All China Health Care Index ETF
696,487	9,033	(199,202)	7,031	(5,606)	507,743	21,717	—
KraneShares MSCI China Clean Technology Index ETF
603,644	9,037	(239,800)	57,111	29,045	459,037	11,016	—
KraneShares SSE STAR Market 50 Index ETF
296,468	9,020	(98,624)	(5,383)	(1,410)	200,071	11,005	—
$2,789,693	$45,090	(961,844)	163,180	34,251	2,070,369		—

Amounts designated as “—” are $0 or have been rounded to $0.

KRS-QH-032-0200

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Global Carbon Transformation ETF

	Shares	Value
COMMON STOCK — 95.5% ‡
Australia — 3.4%
Materials — 3.4%
Fortescue Metals Group	6,291	$75,835
TOTAL AUSTRALIA		75,835

Canada — 10.0%
Energy — 3.1%
Cameco	3,198	67,222

Materials — 1.7%
Teck Resources, Cl B	1,236	37,785

Utilities — 5.2%
Atco, Cl I	1,928	65,913
Northland Power	1,663	49,402
		115,315
TOTAL CANADA		220,322

France — 13.0%
Energy — 2.6%
TotalEnergies	1,084	57,082

Industrials — 6.2%
Legrand	622	45,818
Rexel	3,237	49,661
Schneider Electric	351	41,429
		136,908
Materials — 2.0%
Air Liquide	339	45,380

Utilities — 2.2%
Engie	4,190	48,036
TOTAL FRANCE		287,406

Germany — 9.8%
Industrials — 1.8%
Siemens	398	40,398

Materials — 3.2%
Linde	159	45,538
thyssenkrupp *	4,266	24,128
		69,666
Utilities — 4.8%
Encavis	1,847	33,743

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Global Carbon Transformation ETF

	Shares	Value
COMMON STOCK — continued
Germany — continued
Utilities — continued
RWE	1,979	$72,578
		106,321
TOTAL GERMANY		216,385

India — 6.8%
Energy — 3.9%
Reliance Industries GDR	1,323	86,061

Utilities — 2.9%
ReNew Energy Global, Cl A *	9,733	62,973
TOTAL INDIA		149,034

Italy — 9.0%
Energy — 2.8%
Eni	5,307	62,850

Utilities — 6.2%
Enel	6,329	34,539
ERG	1,089	33,745
Hera	6,759	19,502
Snam	9,267	48,431
		136,217
TOTAL ITALY		199,067

Luxembourg — 1.7%
Materials — 1.7%
ArcelorMittal	1,679	37,757
TOTAL LUXEMBOURG		37,757

New Zealand — 1.7%
Utilities — 1.7%
Contact Energy	8,171	36,985
TOTAL NEW ZEALAND		36,985

Norway — 4.5%
Energy — 0.6%
Equinor	347	12,031

Industrials — 3.9%
Aker, Cl A	827	63,282

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Global Carbon Transformation ETF

	Shares	Value
COMMON STOCK — continued
Norway — continued
Industrials — continued
NEL *	18,905	$22,895
		86,177
TOTAL NORWAY		98,208

South Africa — 1.9%
Materials — 1.9%
Anglo American	1,173	41,839
TOTAL SOUTH AFRICA		41,839

South Korea — 3.3%
Energy — 3.3%
SK Innovation *	499	73,789
TOTAL SOUTH KOREA		73,789

Spain — 6.2%
Utilities — 6.2%
EDP Renovaveis	2,605	61,331
Grenergy Renovables *	904	32,019
Iberdrola	4,170	43,142
TOTAL SPAIN		136,492

United Kingdom — 5.0%
Energy — 3.0%
BP	13,978	65,916

Utilities — 2.0%
SSE	2,271	44,569
TOTAL UNITED KINGDOM		110,485

United States — 19.2%
Energy — 5.3%
Baker Hughes, Cl A	1,777	51,302
New Fortress Energy, Cl A	967	38,264
Tellurian *	9,273	27,634
		117,200
Industrials — 8.9%
Chart Industries *	287	48,038
Jacobs Engineering Group	292	37,122
MasTec *	151	10,821
Plug Power *	1,517	25,137
Quanta Services	589	73,825
		194,943

Schedule of Investments (Unaudited) June 30, 2022

KraneShares Global Carbon Transformation ETF

	Shares	Value
COMMON STOCK — continued
United States — continued
Materials — 2.4%
Air Products and Chemicals	54	$12,986
Freeport-McMoRan	1,386	40,554
		53,540
Utilities — 2.6%
AES	2,750	57,777
TOTAL UNITED STATES		423,460

TOTAL COMMON STOCK
(Cost $2,393,502)		2,107,064

TOTAL INVESTMENTS — 95.5%
(Cost $2,393,502)		2,107,064
OTHER ASSETS LESS LIABILITIES – 4.5%		98,284
NET ASSETS - 100%		$2,205,348

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

GDR — Global Depositary Receipt

As of June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

KRS-QH-033-0100

Consolidated Schedule of Investments (Unaudited) June 30, 2022

KraneShares Global Carbon Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 6.0%
Schwab Short-Term U.S. Treasury ETF ‡	1,494,950	$73,536,591
TOTAL EXCHANGE - TRADED FUND
(Cost $75,761,385)		73,536,591

U.S. TREASURY OBLIGATION(A) — 2.1%
United States Treasury Bills^ (B)
0.060%, 07/14/2022	25,000,000	24,990,769
TOTAL U.S. TREASURY OBLIGATION
(Cost $24,999,458)		24,990,769

TOTAL INVESTMENTS — 8.1%
(Cost $100,760,843)		98,527,360
OTHER ASSETS LESS LIABILITIES – 91.9%		1,123,880,864
NET ASSETS - 100%		$1,222,408,224

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro FX 2022^	10	Sep-2022	$1,347,514	$1,317,250	$(30,264)
RGGI VINTAGE 2022^	4,330	Dec-2022	56,964,180	60,966,400	4,002,220
UK Allowances 2022^	592	Dec-2022	55,293,413	61,103,787	11,389,442
CA Carbon Allowance 2022^	9,239	Dec-2022	284,021,558	289,088,310	5,066,752
CA Carbon Allowance 2022^	1,749	Dec-2023	57,879,646	58,224,210	344,564
ICE ECX Emission 2022^	7,371	Dec-2022	601,153,268	694,771,059	141,719,481
ICE ECX Emission 2022^	649	Dec-2023	55,845,113	63,059,245	11,607,731
			$1,112,504,692	$1,228,530,261	$174,099,926

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of June 30, 2022.
‡	For financial information on the Schwab Short-Term U.S. Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Zero coupon security.

CA — California

ECX — European Climate Exchange

ETF — Exchange-Traded Fund

ICE — Intercontinental Exchange

RGGI — Regional Greenhouse Gas Initiative

UK — United Kingdom

As of June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-020-0300

Consolidated Schedule of Investments (Unaudited) June 30, 2022

KraneShares European Carbon Allowance Strategy ETF

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro FX^	26	Sep-2022	$3,503,536	$3,424,850	$(78,685)
ICE ECX Emission 2022^	294	Dec-2022	27,711,125	27,711,666	1,958,679
			$31,214,661	$31,136,516	$1,879,994

^	Security is held by the KraneShares European Carbon Subsidiary, Ltd. as of June 30, 2022.

ECX — European Climate Exchange

ICE — Intercontinental Exchange

As June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-029-0200

Consolidated Schedule of Investments (Unaudited) June 30, 2022

KraneShares California Carbon Allowance Strategy ETF

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance 2022^	6,809	Dec-2022	$215,190,843	$213,053,610	$(2,137,233)

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of June 30, 2022.

CA — California

As of June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-030-0200

Consolidated Schedule of Investments (Unaudited) June 30, 2022

KraneShares Global Carbon Offset Strategy ETF

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBL Global Emission Offset 2022^	80	Dec-2022	$470,521	$331,200	$(139,322)
CBL Nature-Based Global Emission Offset 2022^	250	Dec-2022	2,760,380	2,195,000	(565,380)
			$3,230,901	$2,526,200	$(704,702)

^	Security is held by the KraneShares Carbon Offset Strategy ETF Subsidiary, Ltd. as of June 30, 2022.

As of June 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-034-0100